Quarterly Schedules of
Portfolio Holdings
January 31, 2021
Fixed Income Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX

Harbor Bond Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—9.5%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
$3,662	3.300%—07/15/2031[1]	$3,651
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	6,081
	Alaska Airlines Pass-Through Trust
	Series 2020-TR Cl. EETC
3,600	4.800%—02/15/2029[1]	4,034
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,644	3.600%—03/22/2029	1,673
	Anchorage Capital CLO Ltd.[2]
	Series 2020-16A Cl. A
4,100	1.601% (3 Month USD Libor + 1.400) 10/20/2031[1,3]	4,104
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,100	0.450% (1 Month USD Libor + 0.160) 05/25/2036[3]	2,339
	Series 2005-W2 Cl. A2C
34	0.850% (1 Month USD Libor + 0.360) 10/25/2035[3]	34
	Series 2004-W11 Cl. M3
939	1.255% (1 Month USD Libor + 0.750) 11/25/2034[3]	941
		3,314
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
4,366	1.372% (1 Month USD Libor + 0.830) 08/15/2033[3]	4,406
	CBAM CLO Management[2]
	Series 2017-2A Cl. A
6,100	1.463% (3 Month USD Libor + 1.240) 10/17/2029[1,3]	6,106
	Cent CLO Ltd.[2]
	Series 2015-24A Cl. A1R
4,298	1.311% (3 Month USD Libor + 1.070) 10/15/2026[1,3]	4,298
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
463	0.280% (1 Month USD Libor + 0.150) 05/25/2037[3]	462
	Series 2006-ABC1 Cl. A3
4,301	0.610% (1 Month USD Libor + 0.240) 05/25/2036[3]	3,567
	Series 2006-2 Cl. M1
1,200	0.730% (1 Month USD Libor + 0.400) 06/25/2036[3]	1,185
		5,214
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
1,407	3.470%—05/17/2027[1]	1,414
	Crown Point CLO Ltd.[2]
	Series 2018-5A Cl. A
4,477	1.163% (3 Month USD Libor + 0.940) 07/17/2028[1,3]	4,474
	DAE Funding LLC
5,200	1.625%—02/15/2024[1]	5,155
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. ARR
4,188	1.141% (3 Month USD Libor + 0.900) 10/15/2027[1,3]	4,187
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Evergreen Credit Card Trust
	Series 2019-2 Cl. A
$6,000	1.900%—09/16/2024[1]	$6,161
	Exantas Capital Corp.
	Series 2020-RSO9 Cl. A
3,342	2.627% (1 Month USD Libor + 2.500) 04/17/2037[1,3]	3,376
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	0.440% (1 Month USD Libor + 0.310) 10/25/2036[3]	6,706
	Galaxy CLO Ltd.[2]
	Series 2013-15A Cl. AR
6,100	1.441% (3 Month USD Libor + 1.200) 10/15/2030[1,3]	6,103
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,885	0.490% (1 Month USD Libor + 0.180) 12/25/2046[3]	1,713
	Series 2007-9 Cl. A1A
707	6.000%—08/25/2047	692
		2,405
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
103	0.200% (1 Month USD Libor + 0.070) 12/25/2036[3]	63
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,812	0.470% (1 Month USD Libor + 0.170) 12/25/2036[3]	1,937
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
1,650	1.180% (1 Month USD Libor + 1.050) 06/25/2035[3]	1,624
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-ACC1 Cl. M1
405	0.400% (1 Month USD Libor + 0.270) 05/25/2036[3]	405
	Series 2006-HE1 Cl. A4
1,307	0.710% (1 Month USD Libor + 0.290) 01/25/2036[3]	1,301
	Series 2007-HE1 Cl. AF3
796	4.214%—05/25/2035[4]	641
		2,347
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
2,820	1.257% (1 Month USD Libor + 1.130) 05/15/2028[1,3]	2,824
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
4,982	0.610% (1 Month USD Libor + 0.240) 06/25/2036[3]	2,893
	MF1 Multi Family Housing Mortgage Trust
	Series 2020-FL4 Cl. A
5,100	1.827% (1 Month USD Libor + 1.700) 11/15/2035[1,3]	5,129
	MidOcean Credit CLO[2]
	Series 2016-6A Cl. AR
4,100	1.474% (3 Month USD Libor + 1.250) 01/20/2029[1,3]	4,104
	Mid-State Capital Corp Trust
	Series 2004-1 Cl. A
691	6.005%—08/15/2037	738

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Monarch Grove CLO[2]
	Series 2018-1A Cl. A1
$2,800	1.098% (3 Month USD Libor + 0.880) 01/25/2028[1,3]	$2,787
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,899	0.280% (1 Month USD Libor + 0.150) 11/25/2036[3]	1,405
	Series 2007-HE6 Cl. A3
4,128	0.310% (1 Month USD Libor + 0.180) 05/25/2037[3]	3,623
		5,028
	Morgan Stanley Dean Witter Capital I Inc. Trust
	Series 2002-HE1 Cl. M1
7	1.030% (1 Month USD Libor + 0.600) 07/25/2032[3]	7
	Mountain View CLO Ltd.[2]
	Series 2014-1A Cl. ARR
1,324	1.041% (3 Month USD Libor + 0.800) 10/15/2026[1,3]	1,322
	Nassau Ltd.
	Series 2020-1A Cl. A1
3,000	2.374% (3 Month USD Libor + 2.150) 07/20/2029[1,3]	3,017
	Oak Hill Credit Partners
	Series 2019-3A Cl. A1
5,900	1.544% (3 Month USD Libor + 1.320) 07/20/2032[1,3]	5,912
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
826	2.370%—09/14/2032[1]	828
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,093	0.380% (1 Month USD Libor + 0.250) 07/25/2037[3]	3,303
	Ozlm Funding Ltd.
	Series 2012-1A Cl. A1R2
4,153	1.452% (3 Month USD Libor + 1.230) 07/22/2029[1,3]	4,157
	Palmer Square Loan Funding Ltd.
	Series 2020-3A Cl. A1
4,574	1.924% (3 Month USD Libor + 1.700) 07/20/2028[1,3]	4,595
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
3,071	0.850% (1 Month USD Libor + 0.480) 08/25/2035[3]	3,069
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,559	0.260% (1 Month USD Libor + 0.130) 09/25/2036[3]	1,376
	RAMP Trust
	Series 2004-RS8 Cl. MII1
201	1.030% (1 Month USD Libor + 0.600) 08/25/2034[3]	202
	Santander Drive Auto Receivables Trust
	Series 2020-2 Cl. A2A
1,203	0.620%—05/15/2023	1,204
	Series 2020-2 Cl. A3
1,000	0.670%—04/15/2024	1,004
		2,208
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Santander Retail Auto Lease Trust
	Series 2019-B Cl. A2A
$1,587	2.290%—04/20/2022[1]	$1,594
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
3,880	0.300% (1 Month USD Libor + 0.170) 10/25/2046[3]	3,788
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
6,521	0.790% (1 Month USD Libor + 0.440) 08/25/2035[3]	5,280
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
22	5.130%—09/01/2023	23
	Series 2009-20A Cl. 1
1,122	5.720%—01/01/2029	1,254
	Series 2008-20H Cl. 1
2,540	6.020%—08/01/2028	2,782
		4,059
	Sound Point CLO Xii Ltd.[2]
	Series 2016-2A Cl. AR2
6,200	1.274% (3 Month USD Libor + 1.050) 10/20/2028[1,3]	6,200
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,754	0.240% (1 Month USD Libor + 0.110) 09/25/2037[3]	1,467
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
19,623	0.360% (1 Month USD Libor + 0.230) 01/25/2037[1,3]	13,835
	Telos CLO Ltd.[2]
	Series 2014 Cl. 6A
1,305	1.493% (3 Month USD Libor + 1.270) 01/17/2027[1,3]	1,306
	TPG Real Estate Finance Trust
	Series 2019-Fl3 Cl. A
5,000	1.277% (1 Month USD Libor + 1.150) 10/15/2034[1,3]	5,006
	Tralee CLO V Ltd.[2]
	Series 2018-5A Cl. A1
5,874	1.334% (3 Month USD Libor + 1.110) 10/20/2028[1,3]	5,875
	Trestles CLO Ltd.[2]
	Series 2017-1A Cl. A1A
6,100	1.508% (3 Month USD Libor + 1.290) 07/25/2029[1,3]	6,110
	Venture XVI CLO Ltd.[2]
	Series 2014-16A Cl. ARR
3,822	1.091% (3 Month USD Libor + 0.850) 01/15/2028[1,3]	3,811
	Venture Xxvi CLO Ltd.[2]
	Series 2017-26A Cl. AR
6,200	1.325% (3 Month USD Libor + 1.100) 01/20/2029[1,3]	6,200
TOTAL ASSET-BACKED SECURITIES
(Cost $192,481)		206,863

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—10.3%
Principal Amount			Value
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	$2,471	0.370% (1 Month USD Libor + 0.120) 08/25/2036[3]	$1,206
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,266	0.207% (3 Month GBP Libor + 0.170) 03/17/2039[3]	2,984
		Arbor Multifamily Mortgage Trust
		Series 2020-MF1 Cl. A5
	$2,900	2.756%—05/15/2053[1]	3,170
		Banc of America Alternative Loan Trust
		Series 2006 -7 Cl. A3
	7,999	5.913%—10/25/2036[3]	3,468
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	656	0.731% (1 Month USD Libor + 0.300) 05/20/2047[3]	656
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	4,751	0.340% (1 Month USD Libor + 0.210) 05/25/2047[3]	4,509
		Series 2011-RR5 Cl. 12A1
	350	4.862%—03/26/2037[1,4]	354
		Series 2011-RR4 Cl. 8A1
	1,599	5.250%—02/26/2036[1,3]	1,044
			5,907
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2000-2 Cl. A1
	14	2.781%—11/25/2030[3]	14
		Series 2004-10 Cl. 12A3
	19	2.950%—01/25/2035[3]	20
		Series 2006-4 Cl. 1A1
	211	3.352%—10/25/2036[3]	214
		Series 2004-1 Cl. 12A5
	218	3.509%—04/25/2034[3]	215
			463
		Benchmark Mortgage Trust
		Series 2019-B9 Cl. A5
	5,200	4.016%—03/15/2052	6,144
		Chase Mortgage Finance Corp Trust
		Series 2006-A1 Cl. 4A1
	1,102	3.214%—09/25/2036[3]	1,005
		Citigroup Commercial Mortgage Trust
		Series 2015-GC33 Cl. A4
	4,900	3.778%—09/10/2058	5,506
		Citigroup Mortgage Loan Trust
		Series 2007-10 Cl.2A
	3,256	3.347%—09/25/2037[3]	3,159
		Comm Mortgage Trust
		Series 2016-787S Cl. A
	5,400	3.545%—02/10/2036[1]	5,977
		Countrywide Alternative Loan Trust
		Series 2006-6BC Cl. 1A2
	2,465	0.530% (1 Month USD Libor + 0.400) 05/25/2036[3]	2,021
		Series 2005-84 Cl. 1A1
	1,514	2.340%—02/25/2036[3]	1,352
		Series 2005-20CB Cl. 2A5
	1,688	5.500%—07/25/2035	1,465
		Series 2006-36T2 Cl. 1A4
	1,115	5.750%—12/25/2036	693
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Series 2006-1R Cl.2A3
	$3,464	6.000%—08/25/2037	$2,547
			8,078
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-HY5 Cl. 1A1
	634	3.432%—09/25/2047[3]	592
		Credit Suisse First Boston Mortgage Securities Corp.
		Series 2006-C2 Cl. A3
	278	6.000%—11/25/2035	218
		DC Office Trust
		Series 2019-MTC Cl. A
	4,900	2.965%—09/15/2045[1]	5,381
		Deutsche Alt-A Securities Inc. Mortgage Loan Trust
		Series 2007-AR2 Cl. A1
	3,889	0.280% (1 Month USD Libor + 0.150) 03/25/2037[3]	3,837
		DSLA Mortgage Loan Trust
		Series 2006-AR1 Cl. 1A1A
	1,461	1.419% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	1,307
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	1,775	0.193% (3 Month GBP Libor + 0.150) 06/15/2044[3]	2,386
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$519	2.678%—02/25/2036[3]	486
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
	—	6.750%—08/21/2031	—
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	4,177	0.530% (1 Month USD Libor + 0.400) 04/25/2036[1,3]	3,705
		GSR Mortgage Loan Trust
		Series 2005-AR7 Cl. 6A1
	170	2.896%—11/25/2035[3]	172
		Series 2005-AR3 Cl. 3A1
	294	3.558%—05/25/2035[3]	252
			424
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	478	0.950% (1 Month USD Libor + 0.410) 11/19/2034[3]	430
		Hawksmoor Mortgages
		Series 2019-1A Cl. A
GBP	21,224	1.104% (3 Month Sonia + 1.050) 05/25/2053[1,3]	29,207
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	$1,651	0.490% (1 Month USD Libor + 0.180) 12/25/2036[3]	1,636
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	2	1.762%—01/25/2032[3]	2
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,901	6.500%—07/25/2037	1,520
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	12,048	3.027%—07/25/2037[3]	9,825

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Series 2005-AR31 Cl. 1A1
	$890	3.065%—01/25/2036[3]	$856
			10,681
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	1,472	3.311%—10/25/2036[3]	1,303
		Series 2006-S1 Cl. 3A1
	296	5.500%—04/25/2036	313
			1,616
		JP Morgan Resecuritization Trust
		Series 2009-7 Cl. 11A1
	7	3.218%—09/27/2036[1,3]	7
		JPMDB Commercial Mortgage Securities Trust
		Series 2016-C2 Cl. A4
	4,225	3.144%—06/15/2049	4,658
		Manhattan West
		Series 2020-1MW Cl. A
	4,900	2.130%—09/10/2039[1]	5,129
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	858	0.693% (3 Month GBP Libor + 0.650) 12/15/2049[3]	1,167
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$506	6.000%—03/25/2037	306
		MetLife Securitization Trust
		Series 2018-1A Cl. A
	3,895	3.750%—03/25/2057[1,3]	4,150
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	5,187	3.040%—04/15/2048	5,440
		Onslow Bay Financial LLC
		Series 2018-1 Cl. A2
	4,543	0.780% (1 Month USD Libor + 0.700) 06/25/2057[1,3]	4,550
		Ready Capital Mortgage Financing LLC
		Series 2020-FL4 Cl. A
	5,800	2.280% (1 Month USD Libor + 2.150) 02/25/2035[1,3]	5,824
		Residential Accredit Loans Inc.
		Series 2007-QS4 Cl. 3A9
	2,654	6.000%—03/25/2037	2,570
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	17,933	6.250%—08/25/2037	7,120
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	205	3.898%—02/25/2037[3]	167
		Series 2006-SA1 Cl. 2A1
	188	4.696%—02/25/2036[3]	167
			334
		Ripon Mortgages plc
		Series 1A Cl. A1
GBP	6,056	0.851% (3 Month GBP Libor + 0.800) 08/20/2056[1,3]	8,315
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
	1,501	0.211% (3 Month GBP Libor + 0.170) 06/12/2044[3]	1,987
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$1,460	0.430% (1 Month USD Libor + 0.150) 02/25/2037[3]	$1,437
		Series 2005-21A Cl. 3A1
	327	2.831%—04/25/2035[3]	330
			1,767
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	270	0.630% (1 Month USD Libor + 0.250) 07/19/2035[3]	261
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	362	3.408%—01/25/2037[3]	324
		Towd Point Mortgage Funding plc
		Series 2019-A13A Cl. A1
GBP	15,316	0.951% (3 Month Sonia + 0.900) 07/20/2045[1,3]	21,044
		Series 2020-14X Cl.A
	5,306	0.955% (3 Month Sonia + 0.900) 05/20/2045	7,283
		Series 2019-GR4A Cl. A1
	5,144	1.058% (3 Month GBP Libor + 1.025) 10/20/2051[1,3]	7,073
			35,400
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR6 Cl. 2A1A
	$277	0.590% (1 Month USD Libor + 0.230) 04/25/2045[3]	282
		Series 2005-AR13 Cl. A1A1
	133	0.710% (1 Month USD Libor + 0.290) 10/25/2045[3]	132
		Series 2006-AR11 Cl. 3A1A
	1,459	1.419% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[3]	1,425
		Series 2006-AR8 Cl. 1A4
	2,191	3.108%—08/25/2046[3]	2,128
			3,967
		Wells Fargo Commercial Mortgage Trust
		Series 2018-C48 Cl. 5A
	7,117	4.302%—01/15/2052	8,454
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $202,605)			212,881

CORPORATE BONDS & NOTES—33.2%
AEROSPACE & DEFENSE—0.3%
		Boeing Co.
	6,100	1.950%—02/01/2024	6,269
AIRLINES—0.2%
		Jetblue Airways Corp.
	4,500	4.000%—05/15/2034	4,930
AUTOMOBILES—2.6%
		BMW Finance NV
	4,900	2.250%—08/12/2022[1]	5,042
		Ford Motor Credit Co. LLC
	5,000	3.370%—11/17/2023	5,094
	2,100	4.375%—08/06/2023	2,192
			7,286

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
AUTOMOBILES—Continued
		Ford Motor Credit Co. LLC MTN[5]
EUR	5,700	1.744%—07/19/2024	$6,883
		Hyundai Capital America MTN[5]
	$5,200	0.800%—01/08/2024[1]	5,202
		Nissan Motor Acceptance Corp.
	2,600	2.550%—03/08/2021[1]	2,605
	1,900	3.875%—09/21/2023[1]	2,029
			4,634
		Nissan Motor Co. Ltd.
	2,700	3.522%—09/17/2025[1]	2,893
	5,100	4.345%—09/17/2027[1]	5,635
			8,528
		Volkswagen Bank GmbH MTN[5]
EUR	2,000	1.006% (3 Month EUR Libor + 1.550) 06/15/2021[3]	2,430
		Volkswagen Group of America Finance LLC
	$4,700	3.350%—05/13/2025[1]	5,154
	4,800	4.750%—11/13/2028[1]	5,787
			10,941
		Volkswagen International Finance NV
EUR	1,800	1.037% (3 Month EUR Libor + 1.550) 11/16/2024[3]	2,266
			53,212
BANKS—7.5%
		Banco Bilbao Vizcaya Argentaria SA
	$1,600	0.875%—09/18/2023	1,612
	1,500	1.125%—09/18/2025	1,507
			3,119
		Banco Espirito Santo SA MTN[5]
EUR	3,500	0.000%—01/15/2049*	658
		Banco Santander SA
	700	6.750%—12/31/2099[6,7]	893
		Bank of America Corp. MTN[5]
	$4,800	0.981%—09/25/2025[7]	4,843
		Banque Federative du Credit Mutuel SA
	6,300	3.750%—07/20/2023[1]	6,804
		Barclays plc
	4,200	3.684%—01/10/2023	4,322
	3,700	4.610%—02/15/2023[7]	3,854
	2,700	7.875%—03/15/2022[6,7]	2,844
			11,020
		Barclays plc MTN[5]
EUR	4,000	3.250%—02/12/2027	6,062
		BBVA Bancomer SA/Texas
	$289	6.500%—03/10/2021	290
		BBVA USA
	2,900	2.500%—08/27/2024	3,087
		BNP Paribas SA
	400	7.625%—03/31/2021[6,7]	403
		Citigroup Inc.
	4,700	2.572% (SOFR + 210.700) 06/03/2031[3]	4,901
		Credit Suisse Group AG
	5,100	2.997%—12/14/2023[1,7]	5,327
	300	7.125%—07/29/2022[6,7]	318
	2,500	7.500%—12/11/2023[6,7]	2,778
			8,423
		Deutsche Bank AG/New York
	1,500	3.300%—11/16/2022	1,567
	9,000	3.961%—11/26/2025[7]	9,865
			11,432
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Deutsche Bank AG/New York MTN[5]
EUR	3,200	1.750%—01/17/2028	$4,079
		Intesa Sanpaolo SpA
	$2,800	4.000%—09/23/2029[1]	3,135
		Lloyds Banking Group plc
	6,000	2.858%—03/17/2023[7]	6,156
	2,900	4.450%—05/08/2025	3,308
			9,464
		Lloyds Banking Group plc MTN[5]
EUR	1,500	3.500%—04/01/2026[7]	2,066
		Marriott International Inc.
	$5,000	3.500%—10/15/2032	5,319
		Mitsubishi UFJ Financial Group Inc.
	5,800	1.412%—07/17/2025	5,915
		Mizuho Financial Group Inc.
	5,100	0.849%—09/08/2024[7]	5,135
	3,900	2.201%—07/10/2031[7]	3,984
	4,900	2.555%—09/13/2025[7]	5,189
			14,308
		NatWest Group PLC
	700	1.691% (3 Month USD Libor + 1.470) 05/15/2023[3]	710
	200	4.519%—06/25/2024[7]	217
	200	4.892%—05/18/2029[7]	237
	4,300	8.625% (USD Swap Semi 30/360 5Y + 759.800) 12/29/2049[3,6]	4,460
			5,624
		NatWest Group PLC MTN[5]
EUR	600	2.000%—03/04/2025[7]	768
		Nordea Bank Abp
	$2,500	3.750%—08/30/2023[1]	2,706
		Oversea-Chinese Banking Corp. Ltd.
	3,700	0.672% (3 Month USD Libor + 0.450) 05/17/2021[1,3]	3,703
		Societe Generale SA MTN[5]
	4,900	4.250%—09/14/2023[1]	5,334
		Sumitomo Mitsui Financial Group Inc.
	5,000	1.474%—07/08/2025	5,123
		Synchrony Bank
	3,000	3.650%—05/24/2021	3,022
		UniCredit SpA MTN[5]
	10,600	7.830%—12/04/2023[1]	12,512
		Wells Fargo & Co. MTN[5]
EUR	3,300	1.741%—05/04/2030[7]	4,404
	$5,600	3.550%—09/29/2025	6,238
			10,642
			155,655
BEVERAGES—0.7%
		Anheuser-Busch InBev Worldwide Inc.
	5,100	4.500%—06/01/2050	6,176
		Bacardi Ltd.
	4,700	4.450%—05/15/2025[1]	5,342
		Constellation Brands Inc.
	2,600	3.700%—12/06/2026	2,961
			14,479

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BUILDING PRODUCTS—0.6%
		CRH America Finance Inc.
	$3,200	3.950%—04/04/2028[1]	$3,710
	3,200	4.500%—04/04/2048[1]	3,973
			7,683
		Fortune Brands Home & Security Inc.
	4,700	3.250%—09/15/2029	5,169
		Owens Corning
	300	4.200%—12/01/2024	337
			13,189
CAPITAL MARKETS—1.9%
		BGC Partners Inc.
	6,300	5.375%—07/24/2023	6,869
		Block Financial LLC Co.
	3,600	3.875%—08/15/2030	3,850
		Credit Agricole SA MTN[5]
	4,900	3.750%—04/24/2023[1]	5,256
		Credit Suisse Group Funding Guernsey Ltd.
	4,900	3.750%—03/26/2025	5,429
		GE Capital International Funding Co. Unlimited Co.
	4,800	4.418%—11/15/2035	5,626
		Platin 1426 GmbH
EUR	2,700	6.875%—06/15/2023[1]	3,309
		UBS Group AG
	$5,100	1.433% (3 Month USD Libor + 1.220) 05/23/2023[1,3]	5,166
	2,200	2.859%—08/15/2023[1,3]	2,281
	1,100	6.875%—12/29/2049[6,7]	1,108
			8,555
			38,894
CHEMICALS—0.2%
		International Flavors & Fragrances Inc.
	3,700	3.200%—05/01/2023	3,889
CONSUMER FINANCE—1.2%
		Daimler Finance North America LLC
	4,861	2.200%—10/30/2021[1]	4,930
	5,300	3.350%—05/04/2021[1]	5,340
	5,300	3.700%—05/04/2023[1]	5,674
			15,944
		Harley-Davidson Financial Services Inc.
	5,300	3.550%—05/21/2021[1]	5,350
		Springleaf Finance Corp.
	2,800	6.875%—03/15/2025	3,210
			24,504
DIVERSIFIED CONSUMER SERVICES—0.1%
		Mitsubishi UFJ Lease & Finance Co. Ltd. MTN[5]
	1,500	2.250%—09/07/2021	1,515
DIVERSIFIED FINANCIAL SERVICES—1.5%
		AXA Equitable Holdings Inc.
	381	3.900%—04/20/2023	410
		Cantor Fitzgerald LP
	5,400	6.500%—06/17/2022[1]	5,813
		Imperial Brands Finance plc
	2,100	3.500%—02/11/2023[1]	2,200
	5,600	3.875%—07/26/2029[1]	6,297
			8,497
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Intercontinental Exchange
$3,600	1.850%—09/15/2032	$3,548
	Rio Oil Finance Trust
1,161	9.250%—07/06/2024[1]	1,291
5,146	9.750%—01/06/2027[1]	6,021
		7,312
	Syngenta Finance NV
4,500	3.933%—04/23/2021[1]	4,519
		30,099
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
	Altice France SA
1,000	7.375%—05/01/2026[1]	1,047
	AT&T Inc.
4,900	1.650%—02/01/2028	4,934
	British Telecommunications plc
1,300	4.500%—12/04/2023	1,440
	T-Mobile USA Inc.
3,500	2.050%—02/15/2028[1]	3,590
	Verizon Communications Inc.
6,695	3.376%—02/15/2025	7,372
		18,383
ELECTRIC UTILITIES—2.2%
	Evergy Inc.
5,000	2.450%—09/15/2024	5,293
	Exelon Corp.
3,100	4.050%—04/15/2030	3,629
	FirstEnergy Corp.
1,100	3.350%—07/15/2022	1,121
	Greenko Solar Mauritius Ltd.
4,900	5.550%—01/29/2025[1]	5,052
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	1,007
1,600	4.700%—04/01/2024[1]	1,754
		2,761
	Nextera Energy Capital Holdings Inc.
6,000	2.250%—06/01/2030	6,218
1,624	2.800%—01/15/2023	1,701
		7,919
	Pacific Gas & Electric Co.
2,900	3.150%—01/01/2026	3,102
300	3.300%—12/01/2027	324
1,700	3.400%—08/15/2024	1,825
2,000	3.450%—07/01/2025	2,164
1,800	3.500%—06/15/2025	1,945
1,500	4.250%—08/01/2023	1,611
600	4.550%—07/01/2030	686
		11,657
	Pacific Gas + Electric Co.
5,100	1.600% (3 Month USD Libor + 1.375) 11/15/2021[3]	5,113
	Sempra Energy
2,500	0.667% (3 Month USD Libor + 0.450) 03/15/2021[3]	2,501
		45,046
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,162

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
	Agree LP Co.
$1,400	2.900%—10/01/2030	$1,483
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	2,260
	American Tower Corp.
5,000	2.750%—01/15/2027	5,398
	Boston Properties LP
4,905	2.750%—10/01/2026	5,317
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	5,360
	CBL & Associates LP
2,700	0.000%—10/15/2024*	1,009
6,600	0.000%—12/15/2026*	2,460
		3,469
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,491
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	6,551
	EPR Properties
1,900	4.500%—06/01/2027	1,942
600	4.950%—04/15/2028	624
		2,566
	Equinix Inc.
5,000	1.000%—09/15/2025	5,006
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,893
	Highwoods Realty LP
2,500	2.600%—02/01/2031	2,544
	OMEGA Healthcare Investors Inc.
2,300	4.375%—08/01/2023	2,493
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,521
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	6,619
	Service Properties Trust
4,800	4.350%—10/01/2024	4,720
	Spirit Realty LP
4,700	3.400%—01/15/2030	5,096
	Washington Prime Group LP
5,800	6.450%—08/15/2024	4,105
		73,892
FOOD & STAPLES RETAILING—0.3%
	7-Eleven Inc.
5,200	1.800%—02/10/2031[1]	5,163
	CVS Pass-Through Trust
474	6.943%—01/10/2030	585
		5,748
GAS UTILITIES—0.1%
	Southern California Gas Co.
900	3.200%—06/15/2025	998
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Boston Scientific Corp.
5,700	2.650%—06/01/2030	6,043
HEALTH CARE PROVIDERS & SERVICES—0.4%
	CVS Health Corp.
3,900	4.125%—04/01/2040	4,550
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	HCA Inc.
$4,000	5.375%—09/01/2026	$4,564
100	5.875%—02/01/2029	119
		4,683
		9,233
HOTELS, RESTAURANTS & LEISURE—0.3%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[1]	5,249
INDUSTRIAL CONGLOMERATES—0.2%
	Textron Inc.
3,800	2.450%—03/15/2031	3,842
INSURANCE—0.9%
	AIA Group Ltd.
5,900	0.759% (3 Month USD Libor + 0.520) 09/20/2021[1,3]	5,905
2,700	3.375%—04/07/2030[1]	3,000
		8,905
	Allstate Corp.
5,100	1.450%—12/15/2030	5,033
	Ambac LSNI LLC
762	6.000% (3 Month USD Libor + 5.000) 02/12/2023[1,3]	766
	American International Group
3,800	2.500%—06/30/2025	4,052
		18,756
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Expedia Group Inc.
3,300	6.250%—05/01/2025[1]	3,817
2,500	7.000%—05/01/2025[1]	2,740
		6,557
IT SERVICES—0.4%
	Amdocs Ltd.
3,600	2.538%—06/15/2030	3,718
	Paypal Holdings Inc.
5,000	2.850%—10/01/2029	5,460
		9,178
MACHINERY—0.0%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	512
MEDIA—0.7%
	Charter Communications Operating LLC
4,800	4.464%—07/23/2022	5,044
	COX Communications Inc.
4,700	3.250%—12/15/2022[1]	4,949
	Walt Disney Co.
3,900	2.650%—01/13/2031	4,214
		14,207
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,309
OIL, GAS & CONSUMABLE FUELS—1.2%
	EQM Midstream Partners LP
522	4.750%—07/15/2023	541

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
OIL, GAS & CONSUMABLE FUELS—Continued
		Equinor ASA
	$200	3.125%—04/06/2030	$223
		MPLX LP
	3,300	4.900%—04/15/2058	3,690
		Occidental Petroleum Corp.
	3,900	2.900%—08/15/2024	3,778
		Odebrecht Drilling Norbe VIII/IX Ltd.
	296	6.350%—12/01/2021	290
	3,482	7.350%—12/01/2026	1,076
	9	7.350%—12/01/2026[1]	3
			1,369
		Odebrecht Offshore Drilling Finance Ltd.
	492	6.720%—12/01/2022	478
	3,655	7.720%—12/01/2026	568
			1,046
		Odebrecht Oil & Gas Finance Ltd.
	2,183	0.000%—09/10/2058[1,6,8]	22
		Rio Oil Finance Trust
	1,768	9.250%—07/06/2024	1,966
		Sabine Pass Liquefaction
	900	4.200%—03/15/2028	1,022
	5,100	4.500%—05/15/2030[1]	5,948
			6,970
		Shell International Finance BV
	5,200	2.750%—04/06/2030	5,624
			25,229
PHARMACEUTICALS—1.3%
		Abbvie Inc.
	4,900	2.600%—11/21/2024	5,238
	1,000	3.200%—11/06/2022	1,044
			6,282
		Bayer US Finance II LLC
	6,300	3.875%—12/15/2023[1]	6,871
	2,800	4.250%—12/15/2025[1]	3,200
			10,071
		Mylan NV
EUR	5,100	2.250%—11/22/2024	6,668
		Takeda Pharmaceutical Co. Ltd.
	$1,500	2.050%—03/31/2030	1,518
		Teva Pharmaceutical Finance Netherlands III BV
	3,000	6.750%—03/01/2028	3,362
			27,901
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
		Tesco Property Finance 5 plc
GBP	2,249	5.661%—10/13/2041	4,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	$3,800	3.875%—01/15/2027	4,247
		Broadcom Inc. Co.
	5,107	3.459%—09/15/2026	5,629
	4,100	3.500%—02/15/2041[1]	4,139
			9,768
		NXP BV / NXP Funding LLC / NXP USA Inc.
	4,600	3.875%—06/18/2026[1]	5,200
			19,215
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—0.4%
	Oracle Corp.
$400	2.950%—04/01/2030	$440
3,500	3.600%—04/01/2040	3,944
		4,384
	VMware Inc.
3,600	4.650%—05/15/2027	4,182
		8,566
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
	Dell International LLC
4,000	5.450%—06/15/2023[1]	4,395
	Dell International LLC / EMC Corp.
1,600	5.850%—07/15/2025[1]	1,901
3,300	6.020%—06/15/2026[1]	3,986
		5,887
	NetApp Inc.
1,500	1.875%—06/22/2025	1,561
		11,843
THRIFTS & MORTGAGE FINANCE—0.3%
	Nationwide Building Society
5,300	4.363%—08/01/2024[1,7]	5,772
TOBACCO—0.3%
	Altria Group Inc.
1,600	2.350%—05/06/2025	1,690
	Japan Tobacco Inc. MTN[5]
5,000	2.000%—04/13/2021	5,009
		6,699
TRADING COMPANIES & DISTRIBUTORS—0.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
403	3.500%—05/26/2022	416
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,755
		6,171
TRANSPORTATION INFRASTRUCTURE—0.1%
	Central Nippon Expressway Co. Ltd.
1,150	2.849%—03/03/2022	1,179
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	Sprint Communications Inc.
800	6.000%—11/15/2022	861
	Sprint Corp.
1,390	7.250%—09/15/2021	1,437
		2,298
TOTAL CORPORATE BONDS & NOTES
(Cost $669,984)		687,876

ESCROW—0.0%
(Cost $12)
Shares
36,000	General Motors Co. Escrow	—[x]

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
FOREIGN GOVERNMENT OBLIGATIONS—6.6%
Principal Amount			Value
		Abu Dhabi Government International Bond MTN[5]
	$3,600	3.125%—04/16/2030[1]	$4,023
		Brazil Letras Do Tesouro Nacional
BRL	369,134	0.000%—04/01/2021-10/01/2021[8]	66,929
		Chile Government International Bond
EUR	3,500	1.250%—01/22/2051	4,136
		Israel Government International Bond
	$4,800	2.750%—07/03/2030	5,269
	4,600	3.875%—07/03/2050	5,466
			10,735
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	7,647
		Peruvian Government International Bond
	5,600	2.783%—01/23/2031	6,044
PEN	8,600	5.940%—02/12/2029	2,873
	15,000	6.350%—08/12/2028	5,160
	5,600	8.200%—08/12/2026	2,072
			16,149
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	4,551
		Province of Quebec Canada
	3,800	3.500%—12/01/2022	3,149
	13,900	4.250%—12/01/2021	11,241
			14,390
		Provincia de Buenos Aires
ARS	310	36.050% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.750) 04/12/2025[1]	3
		Qatar Government International Bond
	$5,500	3.375%—03/14/2024	5,948
	2,000	4.500%—01/20/2022	2,078
			8,026
		Republic of Argentina
ARS	5,765	0.000%—09/13/2021[8,9]	70
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $140,572)			136,659

MORTGAGE PASS-THROUGH—28.9%
		Federal Home Loan Mortgage Corp.
	$17	2.558% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	18
	2	2.564% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.209) 06/01/2024[3]	2
	5,900	2.700%—08/01/2023	5,962
	652	3.500%—01/01/2026-02/01/2035	694
	1,973	4.000%—03/01/2025-04/01/2048	2,118
	258	4.500%—12/01/2040-09/01/2041	291
	662	5.500%—02/01/2038-07/01/2038	775
	2,404	6.000%—01/01/2029-05/01/2040	2,873
			12,733
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	17,499	1.219%—08/25/2022[3]	285
		Federal Home Loan Mortgage Corp. REMIC[10]
	5,000	0.505% (1 Month USD Libor + 0.700) 08/15/2040-10/15/2040[3]	5,007
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$14	0.577% (1 Month USD Libor + 0.450) 11/15/2030[3]	$14
13	8.000%—08/15/2022	14
		5,035
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
69	1.944% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	69
	Series E3 Cl. A
17	3.873%—08/15/2032[3]	17
		86
	Federal National Mortgage Association
139	1.900% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	141
5,151	2.310%—08/01/2022	5,253
390	2.647% (12 Month USD Libor + 1.693) 08/01/2035[3]	394
403	2.691% (12 Month USD Libor + 1.715) 06/01/2035[3]	425
21	2.695% (12 Month USD Libor + 1.674) 05/01/2035[3]	21
64	3.000%—04/01/2021-11/01/2025	68
7,454	3.500%—10/01/2021-05/01/2035	7,939
7,105	4.000%—09/01/2023-02/01/2048	7,615
5,180	4.500%—01/01/2022-10/01/2042	5,601
1,785	5.000%—10/01/2031-06/01/2044	2,020
17,778	5.500%—01/01/2025-09/01/2041	20,711
5,721	6.000%—07/01/2023-06/01/2040	6,745
		56,933
	Federal National Mortgage Association REMIC[10]
	Series 2015-38 Cl. DF
2,969	0.465% (1 Month USD Libor + 0.310) 06/25/2055[3]	2,960
	Series 2020-M1 Cl. A2
4,400	2.444%—10/25/2029	4,858
	Series 2006-5 Cl. 3A2
39	2.732%—05/25/2035[3]	40
	Series 2011-98 Cl. ZL
61,977	3.500%—10/25/2041	65,682
	Series 2003-25 Cl. KP
349	5.000%—04/25/2033	398
	Series 2003-W1 Cl. 1A1
133	5.226%—12/25/2042[3]	146
		74,084
	Federal National Mortgage Association TBA[11]
250,400	2.000%—02/12/2051-04/14/2051	258,054
69,300	2.500%—04/15/2050-02/12/2051	72,847
38,900	3.000%—04/12/2048-03/13/2049	40,941
12,900	3.500%—03/13/2049	13,726
9,000	6.000%—02/12/2050	10,132
		395,700
	Government National Mortgage Association
1,443	3.000%—11/15/2049	1,510
3,725	5.000%—08/15/2033-11/20/2049	4,189
		5,699

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Government National Mortgage Association II
$59	2.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	$61
59	2.250% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-07/20/2027[3]	61
15	2.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	15
176	3.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 01/20/2025-02/20/2032[3]	183
5,723	4.500%—06/20/2048-02/20/2049	6,227
9,160	5.000%—01/20/2049-10/20/2049	9,989
		16,536
	Government National Mortgage Association TBA[11]
5,000	4.000%—02/21/2049	5,307
23,500	5.000%—12/15/2099	25,926
		31,233
TOTAL MORTGAGE PASS-THROUGH
(Cost $588,869)		598,324

MUNICIPAL BONDS—0.5%
	Chicago Transit Authority
75	6.300%—12/01/2021	79
	City of Chicago, IL
816	7.750%—01/01/2042	921
	New Jersey Transportation Trust Fund Authority
1,400	2.551%—06/15/2023	1,455
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,997
	University of California
3,600	1.316%—05/15/2027	3,667
TOTAL MUNICIPAL BONDS
(Cost $9,775)		10,119

PREFERRED STOCKS—1.0%
Shares
656,033	AT&T Mobility II LLC	17,381[x]
3,000,000	Depository Trust & Clearing Corp.[1]	2,933
TOTAL PREFERRED STOCKS
(Cost $20,730)		20,314

U.S. GOVERNMENT OBLIGATIONS—20.6%
Principal Amount		Value
	U.S. Treasury Bonds
$36,900	1.375%—11/15/2040	$35,167
19,700	1.625%—11/15/2050	18,730
32,500	2.500%—02/15/2045	37,274
7,300	2.875%—05/15/2043-08/15/2045	8,933
5,700	3.000%—02/15/2048	7,187
70,000	3.125%—08/15/2044	88,971
13,400	3.375%—05/15/2044	17,676
4,200	4.250%—05/15/2039	6,054
		219,992
	U.S. Treasury Notes
52,500	1.375%—08/15/2050	46,926
21,000	1.750%—09/30/2022	21,575
25,100	1.875%—07/31/2022	25,769
90,500	2.000%—08/31/2021-12/31/2021	91,796
18,800	2.625%—02/15/2029	21,342
		207,408
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $411,100)		427,400

SHORT-TERM INVESTMENTS—7.4%
100,000	Repurchase Agreement with Barclays dated January 29, 2021 due February 01, 2021 at 0.070% collateralized by U.S. Treasury Notes (value $101,619)	100,000
11,200	Repurchase Agreement with Citigroup Global Markets Inc. dated January 29, 2021 due February 01, 2021 at 0.070% collateralized by U.S. Treasury Notes (value $11,290)	11,200
42,500	Repurchase Agreement with RBC Capital Markets dated January 29, 2021 due February 01, 2021 at 0.070% collateralized by U.S. Treasury Notes (value $43,242)	42,500
TOTAL SHORT-TERM INVESTMENTS
(Cost $153,700)		153,700
TOTAL INVESTMENTS—118.6%
(Cost $2,389,828)		2,454,136
CASH AND OTHER ASSETS, LESS LIABILITIES—(18.6)%		(384,399)
TOTAL NET ASSETS—100.0%		$2,069,737

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Short)	10	03/08/2021	EUR 1,772	$ 4
Euro-Buxl Futures (Long)	16	03/08/2021	3,541	(64)
U.S. Treasury Bond Futures 30 year (Short)	106	03/22/2021	$ 17,884	709
U.S. Treasury Note Futures 5 year (Short)	428	03/31/2021	53,874	(8)

Harbor Bond Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 year (Long)	1,291	03/22/2021	$ 176,907	$(680)
Total Futures Contracts				$(39)

WRITTEN OPTIONS
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	$ 102.13	03/04/2021	4,100,000	$13	$(5)
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	102.19	02/04/2021	9,100,000	23	(1)
Federal National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	102.27	02/04/2021	3,400,000	8	—
Government National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	103.58	03/11/2021	4,400,000	10	(3)
Government National Mortgage Association Future Option 30 year (Put)	JP Morgan Chase Bank NA	103.77	02/11/2021	9,400,000	16	(1)
Total Written Options Not Settled Through Variation Margin					70	$(10)
Total Written Options					$70	$(10)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	$ 1,029	BRL 5,516	02/02/2021	$ (21)
Citibank NA	$ 10,196	BRL 55,831	02/02/2021	8
Citibank NA	$ 10,205	BRL 55,831	03/02/2021	(10)
Deutsche Bank AG	$ 1,217	BRL 6,665	02/02/2021	1
Deutsche Bank AG	$ 1,236	BRL 6,665	03/02/2021	(19)
HSBC Bank USA	$ 5,298	BRL 56,981	02/02/2021	(387)
Barclays Bank plc	BRL 5,516	$ 1,007	02/02/2021	(1)
BNP Paribas SA	BRL 70,040	$ 13,807	04/05/2021	1,029
Citibank NA	BRL 55,831	$ 10,212	02/02/2021	9
Citibank NA	BRL 109,000	$ 19,362	04/05/2021	(523)
Deutsche Bank AG	BRL 6,665	$ 1,236	02/02/2021	18
HSBC Bank USA	BRL 56,980	$ 10,406	02/02/2021	(8)
JP Morgan Chase Bank NA	BRL 81,094	$ 15,972	04/05/2021	1,178
JP Morgan Chase Bank NA	BRL 109,000	$ 19,165	10/04/2021	(495)
Barclays Bank plc	$ 1,167	GBP 864	02/19/2021	17
BNP Paribas SA	$ 1,093	GBP 805	02/19/2021	10
Citibank NA	$ 1,285	GBP 961	02/19/2021	32
HSBC Bank USA	$ 1,176	GBP 859	02/19/2021	1
JP Morgan Chase Bank NA	$ 1,205	GBP 887	02/19/2021	10
Barclays Bank plc	GBP 1,749	$ 2,349	02/19/2021	(47)
JP Morgan Chase Bank NA	GBP 70,176	$ 92,663	02/19/2021	(3,497)
HSBC Bank USA	$ 19,071	CAD 24,483	02/02/2021	75
Citibank NA	CAD 4,025	$ 6,841	02/02/2021	39
HSBC Bank USA	CAD 11,371	$ 8,934	02/02/2021	42
HSBC Bank USA	CAD 24,483	$ 19,073	03/02/2021	(75)
JP Morgan Chase Bank NA	CAD 4,413	$ 3,458	02/02/2021	7
HSBC Bank USA	CLP 1,449	$ 1,065,305	03/24/2021	2
HSBC Bank USA	CLP 4,612	$ 3,572,410	03/24/2021	(4)
JP Morgan Chase Bank NA	CLP 503	$ 369,177	03/24/2021	—
Barclays Bank plc	$ 3,638	EUR 2,988	02/19/2021	(11)
Citibank NA	$ 1,588	EUR 1,333	02/19/2021	31
BNP Paribas SA	EUR 2,169	$ 2,587	02/19/2021	(46)
BNP Paribas SA	EUR 3,458	$ 4,201	02/19/2021	3
Citibank NA	EUR 744	$ 899	02/19/2021	(4)
UBS AG	EUR 31,293	$ 37,058	02/19/2021	(933)
BNP Paribas SA	$ 134	INR 10,029	03/17/2021	3
HSBC Bank USA	JPY 156,600	$ 1,492	02/19/2021	(3)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	PEN 10,072	$ 2,775	07/08/2021	$7
Total Forward Currency Contracts				$(3,562)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Brazil Cetip Interbank Deposit	Receive	2.850%	At maturity	01/03/2022	BRL 74,900	$41	$(1)	$42
CME Group	Brazil Cetip Interbank Deposit	Receive	2.859	At maturity	01/03/2022	51,000	26	—	26
CME Group	Brazil Cetip Interbank Deposit	Receive	2.860	At maturity	01/03/2022	59,300	33	(1)	34
CME Group	Brazil Cetip Interbank Deposit	Receive	2.870	At maturity	01/03/2022	16,900	9	—	9
CME Group	Brazil Cetip Interbank Deposit	Receive	2.871	At maturity	01/03/2022	27,000	14	—	14
CME Group	Brazil Cetip Interbank Deposit	Receive	2.883	At maturity	01/03/2022	17,000	8	—	8
CME Group	Brazil Cetip Interbank Deposit	Pay	3.345	At maturity	01/03/2022	7,800	1	—	1
CME Group	Brazil Cetip Interbank Deposit	Pay	3.350	At maturity	01/03/2022	153,200	26	(5)	31
CME Group	Brazil Cetip Interbank Deposit	Pay	3.360	At maturity	01/03/2022	945,100	858	276	582
LCH Group	SONIA Overnight Deposit Rate	Receive	0.500	Annual	06/16/2051	GBP 27,300	(234)	(1,993)	1,759
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	JPY 10,510,000	(1,868)	(564)	(1,304)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	5,900,000	(1,049)	(350)	(699)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.095)	Semi-annual	09/13/2026	1,190,000	(37)	—	(37)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.092)	Semi-annual	09/13/2026	590,000	(17)	—	(17)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.068)	Semi-annual	09/18/2026	990,000	(17)	—	(17)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.062)	Semi-annual	09/18/2026	1,580,000	(22)	(1)	(21)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.064)	Semi-annual	09/19/2026	595,000	(9)	—	(9)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.063)	Semi-annual	09/19/2026	595,000	(9)	1	(8)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.087)	Semi-annual	09/20/2026	297,000	(8)	—	(8)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	(0.097)	Semi-annual	09/24/2026	723,000	(26)	1	(27)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(457)	(113)	(344)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	1,020,000	(222)	73	(295)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	5,480,000	1,490	209	1,281
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-annual	06/18/2028	770,000	(220)	(1)	(219)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	660,000	(232)	(48)	(184)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.036	Semi-annual	03/10/2038	196,000	(75)	—	(75)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.040	Semi-annual	03/10/2038	196,000	(74)	—	(74)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	1,204,000	(964)	(14)	(950)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	220,000	(194)	—	(194)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.705	Semi-annual	10/31/2038	640,000	(459)	41	(500)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.785	Semi-annual	11/12/2038	320,000	(272)	1	(273)

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750%	Semi-annual	12/20/2038	JPY 1,847,800	$(1,448)	$100	$(1,548)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.122	Semi-annual	08/22/2039	1,310,000	(421)	107	(528)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.123	Semi-annual	08/22/2039	1,020,000	(327)	26	(353)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.103	Semi-annual	08/28/2039	190,000	(68)	—	(68)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	Semi-annual	03/21/2048	230,000	327	562	(235)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 86,000	6,730	(1,932)	8,662
Centrally Cleared Interest Rate Swaps									4,462
Interest Rate Swaps									$4,462
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Markit iTraxx Europe Crossover Series 34 Version 2	Sell	5.000%	12/20/2025	2.678%	Quarterly	EUR 11,445	$1,534	$1,507	$27
ICE Group	Rolls-Royce PLC 2.125% due 06/18/2021	Sell	1.000	06/20/2025	3.128	Quarterly	5,000	(520)	(892)	372
ICE Group	Tesco PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.227	Quarterly	2,300	34	(112)	146
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	0.524	Quarterly	$ 2,700	40	(120)	160
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2024	0.620	Quarterly	1,200	17	(3)	20
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2024	0.691	Quarterly	2,600	34	(37)	71
ICE Group	Markit CDX North America High Yield Index Series 35	Buy	5.000	12/20/2025	3.189	Quarterly	10,100	(865)	(735)	(130)
ICE Group	The Boeing Company 8.750% due 08/15/2021	Sell	1.000	12/20/2022	0.937	Quarterly	5,200	12	1	11
Centrally Cleared Credit Default Swaps										$677
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value[f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	0.477%	Quarterly	$ 4,200	$58	$(114)	$172
Credit Default Swaps										$849
Total Swaps										$5,311

Harbor Bond Fund
Portfolio of Investments—Continued

FIXED INCOME INVESTMENTS SOLD SHORT — (3.6)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 24,700	Federal National Mortgage Association TBA[11] 2.500%—02/12/2051	$ 25,823	$ (26,029)
20,000	Federal National Mortgage Association TBA[11] 4.000%—02/12/2051-03/11/2051	21,411	(21,454)
10,300	Federal National Mortgage Association TBA[11] 3.000%—03/11/2051-04/14/2051	10,826	(10,839)
9,000	Federal National Mortgage Association TBA[11] 6.000%—02/12/2051	10,361	(10,132)
5,700	Government National Mortgage Association II TBA[11] 5.000%—02/20/2051	6,211	(6,214)
	Fixed Income Investments Sold Short	$74,632	$(74,668)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$206,863	$—	$206,863
Collateralized Mortgage Obligations	—	212,881	—	212,881
Corporate Bonds & Notes	—	687,876	—	687,876
Escrow	—	—	—	—
Foreign Government Obligations	—	136,659	—	136,659
Mortgage Pass-Through	—	598,324	—	598,324
Municipal Bonds	—	10,119	—	10,119
Preferred Stocks	—	2,933	17,381	20,314
U.S. Government Obligations	—	427,400	—	427,400
Short-Term Investments
Repurchase Agreements	—	153,700	—	153,700
Total Investments in Securities	$—	$2,436,755	$17,381	$2,454,136
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$2,522	$—	$2,522
Futures Contracts	713	—	—	713
Swap Agreements	—	13,428	—	13,428
Total Financial Derivative Instruments - Assets	$713	$15,950	$—	$16,663
Liability Category
Fixed Income Investments Sold Short	$—	$(74,668)	$—	$(74,668)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(6,084)	$—	$(6,084)
Futures Contracts	(752)	—	—	(752)
Swap Agreements	—	(8,117)	—	(8,117)
Written Options	—	(10)	—	(10)
Total Financial Derivative Instruments-Liabilities	$(752)	$(14,211)	$—	$(14,963)
Total Investments	$(39)	$2,363,826	$17,381	$2,381,168
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Asset-Backed Securities	$5,099	$—	$—	$—	$—	$30	$—	$(5,129)	$—	$—
Escrow	—	—	—	—	—	—	—	—	—	(12)
Preferred Stocks	17,513	—	—	—	—	(132)	—	—	17,381	(363)
	$22,612	$—	$—	$—	$—	$(102)	$—	$(5,129)	$17,381	$(375)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2021 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Escrow
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00

Preferred Stocks
AT&T Mobility II LLC	17,381	Market Approach	Trade Price	$ 27.05

	$17,381

Harbor Bond Fund
Portfolio of Investments—Continued

*	Security in Default
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $503,835 or 25% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect at January 31, 2021.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond; the maturity date represents the next callable date.
7
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date, except for perpetuity bonds.

8	Zero coupon bond
9	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
10	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
11
TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2021. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

b
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. At January 31,2021, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $38,648.

f
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
PEN	Peruvian Nuevo Sol
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—96.8%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
	Parsons Corp.
$840	0.250%—08/15/2025[1]	$875
AIRLINES—0.8%
	Southwest Airlines Co.
930	1.250%—05/01/2025	1,315
AUTO COMPONENTS—0.5%
	CIE Generale des Etablissements Michelin SCA
800	0.000%—01/10/2022[2]	813
AUTOMOBILES—0.8%
	Winnebago Industries Inc.
1,079	1.500%—04/01/2025	1,413
BANKS—0.4%
	BofA Finance LLC MTN[3]
643	0.250%—05/01/2023	668
BIOTECHNOLOGY—4.3%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	2,699
	Coherus Biosciences Inc.
586	1.500%—04/15/2026[1]	723
	Exact Sciences Corp.
756	0.375%—03/15/2027	1,086
382	1.000%—01/15/2025	748
		1,834
	Ionis Pharmaceuticals Inc.
560	0.125%—12/15/2024	592
	Ironwood Pharmaceuticals Inc.
460	0.750%—06/15/2024	511
451	1.500%—06/15/2026	484
		995
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	623
		7,466
CAPITAL MARKETS—0.8%
	Ares Capital Corp.
1,191	3.750%—02/01/2022	1,201
233	4.625%—03/01/2024	253
		1,454
COMMUNICATIONS EQUIPMENT—1.1%
	Lumentum Holdings Inc.
1,583	0.500%—12/15/2026	1,951
CONSTRUCTION & ENGINEERING—0.9%
	Vinci SA
1,400	0.375%—02/16/2022	1,541
CONSUMER FINANCE—0.8%
	LendingTree Inc.
1,254	0.500%—07/15/2025[1]	1,293
DIVERSIFIED CONSUMER SERVICES—1.7%
	Chegg Inc.
1,755	0.000%—09/01/2026[1,2]	2,042
	K12 Inc.
1,047	1.125%—09/01/2027[1]	932
		2,974
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
	Liberty Broadband Corp.
$514	1.250%—09/30/2050[1]	$515
1,124	2.750%—09/30/2050[1]	1,159
		1,674
	Liberty Latin America Ltd.
1,999	2.000%—07/15/2024	1,892
	Vonage Holdings Corp.
410	1.750%—06/01/2024	438
		4,004
ELECTRICAL EQUIPMENT—0.4%
	Sunrun Inc.
607	0.000%—02/01/2026[1,2]	618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
	II-VI Inc.
459	0.250%—09/01/2022	844
	Insight Enterprises Inc.
1,217	0.750%—02/15/2025	1,553
		2,397
ENTERTAINMENT—4.3%
	iQIYI Inc.
868	2.000%—04/01/2025	832
	Live Nation Entertainment Inc.
1,499	2.000%—02/15/2025[1]	1,544
1,387	2.500%—03/15/2023	1,689
		3,233
	Sea Ltd.
376	2.375%—12/01/2025[1]	939
	Zynga Inc.
643	0.000%—12/15/2026[1,2]	688
1,335	0.250%—06/01/2024	1,800
		2,488
		7,492
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	IH Merger Sub LLC
729	3.500%—01/15/2022	970
HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
	CONMED Corp.
975	2.625%—02/01/2024	1,371
	Dexcom Inc.
1,690	0.250%—11/15/2025[1]	1,727
	Insulet Corp.
1,406	0.375%—09/01/2026	1,938
	Integra Lifesciences Holdings Corp.
773	0.500%—08/15/2025[1]	871
	Nuvasive Inc.
1,881	1.000%—06/01/2023[1]	1,941
	Tandem Diabetes Care Inc.
556	1.500%—05/01/2025[1]	642
		8,490
HEALTH CARE PROVIDERS & SERVICES—0.6%
	Guardant Health Inc.
747	0.000%—11/15/2027[1,2]	998
HEALTH CARE TECHNOLOGY—2.7%
	Allscripts Healthcare Co.
1,209	0.875%—01/01/2027	1,707

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—Continued
	Novocure Ltd.
$751	0.000%—11/01/2025[1,2]	$933
	Tabula Rasa Healthcare Inc.
364	1.750%—02/15/2026[1]	402
	Teladoc Health Inc.
1,205	1.250%—06/01/2027[1]	1,707
		4,749
HOTELS, RESTAURANTS & LEISURE—3.5%
	Huazhu Group Ltd.
1,145	3.000%—05/01/2026[1]	1,556
	Marriott Vacations Worldwide Corp.
1,259	0.000%—01/15/2026[1,2]	1,272
1,085	1.500%—09/15/2022	1,186
		2,458
	NCL Corp. Ltd.
678	5.375%—08/01/2025[1]	1,050
	Vail Resorts Inc.
932	0.000%—01/01/2026[1,2]	944
		6,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.8%
	Nextera Energy Partners LP
1,132	0.000%—11/15/2025[1,2]	1,306
INTERACTIVE MEDIA & SERVICES—2.7%
	IAC FinanceCo 3 Inc.
703	2.000%—01/15/2030[1]	1,280
	Snap Inc.
398	0.750%—08/01/2026	953
	Twitter Inc.
1,429	0.250%—06/15/2024	1,692
	Zillow Group Inc.
379	2.750%—05/15/2025	795
		4,720
INTERNET & DIRECT MARKETING RETAIL—4.4%
	Booking Holdings Inc.
1,691	0.750%—05/01/2025[1]	2,307
	Etsy Inc.
476	0.125%—10/01/2026	1,122
1,275	0.125%—09/01/2027[1]	1,698
		2,820
	Fiverr International Ltd.
808	0.000%—11/01/2025[1,2]	1,022
	Wayfair Inc.
1,438	0.625%—10/01/2025[1]	1,473
		7,622
IT SERVICES—6.9%
	Akamai Technologies Inc.
693	0.125%—05/01/2025	898
1,625	0.375%—09/01/2027	1,873
		2,771
	Euronet Worldwide Inc.
1,108	0.750%—03/15/2049	1,216
	KBR Inc.
632	2.500%—11/01/2023	829
	Okta Inc.
1,860	0.375%—06/15/2026[1]	2,433
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Sabre GLBL Inc.
$229	4.000%—04/15/2025[1]	$380
	Shift4 Payments Inc.
499	0.000%—12/15/2025[1,2]	574
	Shopify Inc.
723	0.125%—11/01/2025	856
	Square Inc.
631	0.125%—03/01/2025[1]	1,193
	Wix.com Ltd.
1,638	0.000%—08/15/2025[1,2]	1,681
		11,933
LIFE SCIENCES TOOLS & SERVICES—1.3%
	Illumina Inc.
1,154	0.000%—08/15/2023[2]	1,398
227	0.500%—06/15/2021	380
		1,778
	Repligen Corp.
269	0.375%—07/15/2024	492
		2,270
MACHINERY—0.7%
	Greenbrier Cos. Inc.
370	2.875%—02/01/2024	371
	Meritor Inc.
673	3.250%—10/15/2037	750
		1,121
MEDIA—3.7%
	Dish Network Corp.
3,061	3.375%—08/15/2026	2,830
	Liberty Media Corp.
702	1.000%—01/30/2023	853
251	1.375%—10/15/2023	308
2,042	2.125%—03/31/2048[1]	2,122
		3,283
	Pandora Media LLC
269	1.750%—12/01/2023	311
		6,424
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
	Blackstone Mortgage Trust Inc.
2,362	4.750%—03/15/2023	2,392
OIL, GAS & CONSUMABLE FUELS—2.2%
	Equities Corp.
773	1.750%—05/01/2026[1]	1,050
	Pioneer Natural Resource Co.
717	0.250%—05/15/2025[1]	992
	Total SA MTN[3]
1,800	0.500%—12/02/2022	1,837
		3,879
PERSONAL PRODUCTS—0.5%
	Herbalife Nutrition Ltd.
816	2.625%—03/15/2024	893

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—1.7%
	Jazz Investments I Ltd.
$200	1.500%—08/15/2024	$212
1,857	2.000%—06/15/2026[1]	2,357
		2,569
	Supernus Pharmaceuticals Inc.
448	0.625%—04/01/2023	443
		3,012
PROFESSIONAL SERVICES—0.5%
	FTI Consulting Inc.
660	2.000%—08/15/2023	823
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
	Redfin Corp.
437	0.000%—10/15/2025[1,2]	537
ROAD & RAIL—0.5%
	Uber Technologies Inc.
843	0.000%—12/15/2025[1,2]	883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
	Enphase Energy Inc.
279	0.250%—03/01/2025[1]	659
	Inphi Corp.
1,050	0.750%—04/15/2025[1]	1,527
	Microchip Technology Inc.
1,280	0.125%—11/15/2024	1,452
361	1.625%—02/15/2027	722
		2,174
	ON Semiconductor Corp.
861	1.625%—10/15/2023	1,534
	Silicon Laboratories Inc.
1,934	0.625%—06/15/2025[1]	2,508
	SolarEdge Technologies Inc.
956	0.000%—09/15/2025[1,2]	1,271
	Stmicroelectronics NV
1,400	0.000%—08/04/2025[2]	1,773
		11,446
SOFTWARE—25.9%
	Alarm.com Holdings Inc.
751	0.000%—01/15/2026[1,2]	749
	Altair Engineering Inc.
298	0.250%—06/01/2024	400
	Alteryx Inc.
773	0.500%—08/01/2024	823
326	1.000%—08/01/2026	350
		1,173
	Bentley Systems Inc.
918	0.125%—01/15/2026[1]	924
	Blackline Inc.
471	0.125%—08/01/2024	864
	Box Inc.
1,077	0.000%—01/15/2026[1,2]	1,088
	Coupa Software Inc.
944	0.375%—06/15/2026[1]	1,223
	Cyberark Software Ltd.
1,599	0.000%—11/15/2024[2]	1,957
	Datadog Inc.
759	0.125%—06/15/2025[1]	1,029
	Docusign Inc.
879	0.000%—01/15/2024[1,2]	924
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Envestnet Inc.
$498	0.750%—08/15/2025[1]	$508
686	1.750%—06/01/2023	879
		1,387
	FireEye Inc.
1,094	0.875%—06/01/2024	1,285
	Five9 Inc.
979	0.500%—06/01/2025[1]	1,382
	HubSpot Inc.
562	0.375%—06/01/2025[1]	839
	InterDigital Inc.
612	2.000%—06/01/2024	660
	J2 Global Inc.
423	1.750%—11/01/2026[1]	455
448	3.250%—06/15/2029	690
		1,145
	Medallia Inc.
1,163	0.125%—09/15/2025[1]	1,478
	New Relic Inc.
257	0.500%—05/01/2023	263
	Nice Ltd.
1,472	0.000%—09/15/2025[1,2]	1,690
	NortonLifeLock Inc.
880	2.000%—08/15/2022[1]	1,042
	Nuance Communications Inc.
420	1.000%—12/15/2035	808
	Palo Alto Networks Inc.
2,278	0.750%—07/01/2023	3,236
	Pegasystems Inc.
1,410	0.750%—03/01/2025[1]	1,654
	Proofpoint Inc.
1,111	0.250%—08/15/2024	1,218
	Q2 Holdings Inc.
675	0.125%—11/15/2025[1]	765
4	0.750%—06/01/2026	6
		771
	Rapid7 Inc.
1,180	2.250%—05/01/2025[1]	1,877
	Realpage Inc.
42	1.500%—05/15/2025	54
	RingCentral Inc.
2,484	0.000%—03/01/2025-03/15/2026[1,2]	3,063
	Sailpoint Technologies Holdings Inc.
203	0.125%—09/15/2024	409
	Slack Technologies Inc.
587	0.500%—04/15/2025[1]	858
	Splunk Inc.
204	0.500%—09/15/2023	262
3,316	1.125%—06/15/2027[1]	3,491
		3,753
	Varonis System Inc.
338	1.250%—08/15/2025[1]	673
	Workday Inc.
607	0.250%—10/01/2022	975
	Workiva Inc.
652	1.125%—08/15/2026	913
	Zendesk Inc.
1,046	0.625%—06/15/2025[1]	1,550

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Zscaler Inc.
$1,044	0.125%—07/01/2025[1]	$1,562
		44,876
SPECIALTY RETAIL—2.5%
	American Eagle Outfitter Inc.
261	3.750%—04/15/2025[1]	711
	Burlington Stores Inc.
1,191	2.250%—04/15/2025[1]	1,600
	National Vision Holdings
611	2.500%—05/15/2025[1]	1,007
	RH
404	0.000%—06/15/2023[2]	1,002
		4,320
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
	Pure Storage Inc.
1,357	0.125%—04/15/2023	1,536
TOTAL CONVERTIBLE BONDS
(Cost $140,836)		167,482
TOTAL INVESTMENTS—96.8%
(Cost $140,836)		167,482
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		5,597
TOTAL NET ASSETS—100.0%		$173,079

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $86,738 or 50% of net assets.

2	Zero coupon bond
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost and Principal Amounts in Thousands
ASSET-BACKED SECURITIES—10.7%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$307	3.600%—03/15/2027[1]	$308
	AMSR Trust
	Series 2020-SFR4 Cl. A
479	1.355%—11/17/2037[1]	486
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
324	1.690%—07/15/2060[1]	331
	CNH Equipment Trust
	Series 2018-A Cl. A3
254	3.120%—07/17/2023	258
	Series 2018-B Cl. A3
179	3.190%—11/15/2023	183
		441
	CVS Pass-Through Trust
263	5.773%—01/10/2033[1]	313
116	5.880%—01/10/2028	135
	Series 2009 Cl. CE
493	8.353%—07/10/2031[1]	654
		1,102
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
243	3.629%—11/20/2047[1]	249
344	3.787%—05/20/2049[1]	355
		604
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
282	3.625%—07/30/2027	290
	Domino's Pizza Master Issuer LLC
	Series 2017-1A Cl. A2I
243	1.465% (3 Month USD Libor + 1.360) 07/25/2047[1,2]	244
	Series 2019-1A Cl. A2
59	3.668%—10/25/2049[1]	63
		307
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
364	1.266%—10/19/2037	367
	Series 2020-SFR1 Cl. A
280	1.339%—09/17/2025[1]	283
		650
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
500	2.040%—08/15/2031[1]	528
	GM Financial Automobile Leasing Trust
	Series 2019-1 Cl. A3
128	2.980%—12/20/2021	128
	Home Partners of America Trust
	Series 2020-2 Cl. A
343	1.532%—01/17/2041[1]	344
	MMAF Equipment Finance LLC
	Series 2019-A Cl. A3
334	2.840%—11/13/2023[1]	342
	Nextgear Floorplan Master Owner Trust
	Series 2019-2A Cl.A2
880	2.070%—10/15/2024[1]	907
	Oak Street Investment Grade NET Lease Fund Series 2020-1
348	1.850%—11/20/2050[1]	356
	Progress Residential Trust
	Series 2019-SFR3 Cl. A
443	2.271%—09/17/2036[1]	455
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
$202	3.812%—04/20/2045[1]	$215
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	195
225	4.540%—02/25/2044[1]	240
		435
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
168	2.820%—11/20/2049[1]	172
	Series 2018-1A Cl. A1
198	3.960%—10/20/2048[1]	208
		380
	United Airlines Pass-Through Trust
	Series 2014-1 Cl. A
756	4.000%—04/11/2026	775
	Vantage Data Centers LLC
	Series 2020-1A Cl. A2
567	1.645%—09/15/2045[1]	571
	Verizon Owner Trust
	Series 2019-B Cl. A1A
374	2.330%—12/20/2023	381
	Series 2018-A Cl. A1A
337	3.230%—04/20/2023	342
		723
	Wendy's Funding LLC
	Series 2019-1A Cl. A2I
172	3.783%—06/15/2049[1]	183
	Wheels SPV LLC
	Series 2017-1A Cl. A2
11	3.060%—04/20/2027[1]	11
	World Omni Auto Receivables Trust
	Series 2020-A Cl. A3
1,012	1.700%—01/17/2023	1,034
	Series 2017-B Cl. A3
144	1.950%—02/15/2023	145
	Series 2019-A Cl. A3
231	3.040%—05/15/2024	235
	Series 2018-D Cl. A3
593	3.330%—04/15/2024	605
		2,019
TOTAL ASSET-BACKED SECURITIES
(Cost $12,495)		12,891

COLLATERALIZED MORTGAGE OBLIGATIONS—12.4%
	BANK 2019-BNK16
	Series 2019-BN16 Cl. ASB
651	3.898%—02/15/2052	748
	Barclays Commerical Mortgage Securities LLC
	Series 2012-C2 Cl. A4
517	3.525%—05/10/2063	533
	BBCMS Mortgage Trust
	Series 2020-C6 Cl. A2
380	2.690%—02/15/2053	402
	Benchmark Mortgage Trust
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	235

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	BX Commercial Mortgage Trust
	Series 2019-XL Cl. A
$531	1.068% (1 Month USD Libor + 0.920) 10/15/2036[1,2]	$533
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
220	2.500%—04/25/2050[1,2]	227
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
206	3.147%—02/10/2047	208
	Series 2014-CR21 Cl. A3
240	3.528%—12/10/2047	260
	Series 2014-UBS3 Cl.A3
443	3.546%—06/10/2047	478
	Series 2013-CR8 Cl.A5
502	3.612%—06/10/2046	535
		1,481
	Flagstar Mortgage Trust
	Series 2018-1 Cl. A5
7	3.500%—03/25/2048[1,2]	7
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
257	2.000%—11/25/2059	269
	Series 2020-3 Cl. MA
297	2.000%—05/25/2060	308
	Series 2020-1 Cl. MA
284	2.500%—08/25/2059	299
	Series 2018-1 Cl. MA
204	3.000%—05/25/2057	219
	Series 2018-4 Cl. MA
614	3.500%—03/25/2058	660
	Series 2019-2 Cl. MA
301	3.500%—08/25/2058	327
		2,082
	Freddie Mac Structured Pass-Through Certificates
	Series 2020-K087 Cl. A2
268	3.771%—12/25/2028	321
	Series 2020-K082 Cl. A2
337	3.920%—09/25/2028[2]	405
		726
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
314	2.550% (1 Month USD Libor + 0.918) 02/25/2039[2]	325
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
412	3.000%—10/25/2050[1,2]	424
	Series 2020-PJ4 Cl. A2
275	3.000%—01/25/2051[1,2]	283
	Series 2020-PJ1 Cl. A6
173	3.500%—05/25/2050[1,2]	176
		883
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
300	3.377%—05/10/2045	305
	Series 2012-GC6 Cl. A3
386	3.482%—01/10/2045	391
		696
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
107	0.847% (1 Month USD Libor + 2.065) 03/17/2037[1,2]	107
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
$223	2.816%—11/15/2048	$223
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	673
	Series 2012-CBX Cl. A4
283	3.483%—06/15/2045	287
		960
	JPMorgan Mortgage Trust
348	2.500%—06/25/2051[1,2]	358
	Series 2016-4 Cl. A5
43	3.500%—10/25/2046[1,2]	44
	Series 2018-4 Cl. A5
67	3.500%—10/25/2048[1,2]	67
		469
	MetLife Securitization Trust 2020-1
357	2.500%—05/25/2050[1,2]	371
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl.A4
532	3.306%—04/15/2048	583
	Series 2013-C11 Cl. A4
284	4.152%—08/15/2046[2]	304
		887
	Morgan Stanley Capital I Trust
	Series 2012-C4 Cl. A4
319	3.244%—03/15/2045	324
876	3.809%—12/15/2048	980
		1,304
	Progress Residential Trust
	Series 2018-SFR3 Cl. A
432	3.880%—10/17/2035[1]	442
	PSMC Trust
	Series 2020-2 Cl. A2
315	3.000%—05/25/2050[1,2]	323
	Series 2019-2 Cl. A3
47	3.500%—10/25/2049[1,2]	47
		370
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
335	1.499%—07/17/2038[1]	339
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	253
	Series 2011-C4 Cl. A4
330	4.902%—06/15/2044[1,2]	333
		586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,710)		14,936

CORPORATE BONDS & NOTES—35.6%
AEROSPACE & DEFENSE—1.6%
	BAE Systems Holdings Inc.
$200	3.400%—04/15/2030[1]	223
489	3.800%—10/07/2024[1]	543
		766

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	General Dynamics Corp.
$59	4.250%—04/01/2050	$77
	Lockheed Martin Corp.
198	2.800%—06/15/2050	206
225	4.700%—05/15/2046	307
		513
	Northrop Grumman Corp.
107	5.250%—05/01/2050	153
	Textron Inc.
370	3.000%—06/01/2030	391
		1,900
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
270	4.050%—02/15/2048	307
	United Parcel Service Inc.
73	5.300%—04/01/2050	106
		413
AUTOMOBILES—1.7%
	General Motors Co.
248	5.400%—10/02/2023	277
	Hyundai Capital America Co.
468	5.750%—04/06/2023[1]	518
	Toyota Motor Credit Corp. MTN[3]
572	3.000%—04/01/2025	626
197	3.375%—04/01/2030	226
		852
	Volkswagen Group of America Finance LLC
413	2.900%—05/13/2022[1]	426
		2,073
BANKS—4.7%
	Bank of America Corp. MTN[3]
500	3.500%—04/19/2026	563
206	4.330%—03/15/2050[4]	259
		822
	Bank of Nova Scotia
349	1.625%—05/01/2023	359
	Barclays Bank PLC
293	1.700%—05/12/2022	298
	Capital One Financial Corp.
450	3.300%—10/30/2024	491
	Citigroup Inc.
421	3.400%—05/01/2026	468
169	3.520%—10/27/2028[4]	190
279	4.412%—03/31/2031[4]	332
		990
	Credit Suisse Group AG
291	1.305%—02/02/2027[1,2]	291
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	317
476	4.203%—07/23/2029[4]	560
330	4.493%—03/24/2031[4]	397
		1,274
	Lloyds Banking Group plc
300	2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 1.071) 02/05/2026[2]	316
	PNC Bank NA
250	3.500%—06/08/2023	268
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Toronto Dominion Bank MTN[3]
$600	0.750%—09/11/2025	$599
		5,708
BEVERAGES—0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
358	4.900%—02/01/2046	450
	PepsiCo Inc.
145	3.625%—03/19/2050	173
		623
CAPITAL MARKETS—4.6%
	Apollo Management Holdings LP
250	4.000%—05/30/2024[1]	277
	Blackstone Holdings Finance Co. LLC
223	2.800%—09/30/2050[1]	221
205	3.150%—10/02/2027[1]	230
286	3.500%—09/10/2049[1]	319
		770
	Goldman Sachs Group Inc.
291	3.800%—03/15/2030	336
420	5.750%—01/24/2022	442
		778
	KKR Group Finance Co. II LLC
456	5.500%—02/01/2043[1]	602
	KKR Group Finance Co. III LLC
140	5.125%—06/01/2044[1]	181
	Macquarie Group Ltd.
363	1.340%—01/12/2027[1,2]	365
165	3.189%—11/28/2023[1,4]	173
		538
	Macquarie Group Ltd. MTN[3]
250	4.150%—03/27/2024[1,4]	269
	Morgan Stanley MTN[3]
645	3.125%—07/27/2026	714
285	3.622%—04/01/2031[4]	325
252	3.875%—01/27/2026	287
		1,326
	State Street Corp.
110	2.901%—03/30/2026[1,4]	120
95	3.152%—03/30/2031[1,4]	107
		227
	UBS AG London
246	1.750%—04/21/2022[1]	250
	UBS Group AG
300	4.125%—04/15/2026[1]	345
		5,563
CONSUMER FINANCE—1.1%
	American Express Co.
250	3.375%—05/17/2021	252
150	3.400%—02/27/2023	159
		411
	General Motors Financial Co. Inc.
444	4.150%—06/19/2023	477
	Mastercard Inc.
71	3.850%—03/26/2050	89

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	Navient Private Education Loan Trust 2021-A
$301	0.840%—05/15/2069[1]	$302
		1,279
DIVERSIFIED FINANCIAL SERVICES—1.0%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	437
	Ferguson Finance plc
310	3.250%—06/02/2030[1]	342
	Moody's Corp.
248	2.550%—08/18/2060	225
	Voya Financial Inc.
200	3.125%—07/15/2024	216
		1,220
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
	AT&T Inc.
664	1.429% (3 Month USD Libor + 0.627) 06/12/2024[2]	682
306	3.500%—06/01/2041	316
		998
	Broadcom Inc.
272	4.110%—09/15/2028	307
	Verizon Communications Inc.
162	4.500%—08/10/2033	200
247	4.522%—09/15/2048	307
		507
		1,812
ELECTRIC UTILITIES—3.0%
	Berkshire Hathaway Energy Co.
195	4.050%—04/15/2025[1]	220
525	6.125%—04/01/2036	756
		976
	Duke Energy Carolinas, LLC
111	3.950%—03/15/2048	135
	Eversource Energy
260	2.750%—03/15/2022	267
200	2.900%—10/01/2024	216
		483
	Exelon Corp.
82	4.700%—04/15/2050	106
368	5.100%—06/15/2045	485
		591
	Southern Co.
430	3.250%—07/01/2026	478
298	4.250%—07/01/2036	360
		838
	Virginia Electric & Power Co.
305	3.150%—01/15/2026	337
	Xcel Energy Inc.
220	3.400%—06/01/2030	249
		3,609
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
	Boston Properties LP
468	4.500%—12/01/2028	556
	Digital Realty Trust LP
491	3.700%—08/15/2027	563
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Federal Realty Investment Trust
$582	1.250%—02/15/2026	$590
		1,709
FOOD & STAPLES RETAILING—0.2%
	Walmart Inc.
166	3.950%—06/28/2038	205
HEALTH CARE PROVIDERS & SERVICES—1.4%
	Cigna Corp.
495	3.400%—03/01/2027	558
	CommonSpirit Health
225	3.910%—10/01/2050	250
232	4.187%—10/01/2049	269
		519
	PeaceHealth Obligated Group
580	1.375%—11/15/2025	593
		1,670
HOTELS, RESTAURANTS & LEISURE—0.2%
	McDonald's Corp. MTN[3]
225	3.500%—07/01/2027	256
HOUSEHOLD DURABLES—0.4%
	Home Depot Inc.
220	3.300%—04/15/2040	249
	Lowe's Cos. Inc.
107	3.700%—04/15/2046	122
59	5.000%—04/15/2040	78
		200
		449
INSURANCE—2.0%
	American International Group Inc.
465	4.125%—02/15/2024	514
	Equitable Financial Life Global Funding
425	1.400%—07/07/2025[1]	434
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	277
	Liberty Mutual Group Inc.
400	4.569%—02/01/2029[1]	483
	Lincoln National Corp.
266	3.400%—01/15/2031	303
173	3.625%—12/12/2026	197
		500
	Mass Mutual Life Insurance Co.
170	3.375%—04/15/2050[1]	183
		2,391
MEDIA—2.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
478	6.384%—10/23/2035	645
	Comcast Cable Communication Co.
200	9.455%—11/15/2022	232
	Comcast Corp.
470	3.000%—02/01/2024	506
146	3.300%—04/01/2027	164
392	3.400%—04/01/2030	446
		1,116

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	COX Communications Inc.
$390	1.800%—10/01/2030[1]	$383
300	2.950%—06/30/2023[1]	316
200	3.250%—12/15/2022[1]	210
		909
	Walt Disney Co.
164	4.700%—03/23/2050	221
		3,123
MULTI-UTILITIES—0.3%
	WEC Energy Group Inc.
348	1.375%—10/15/2027	351
OIL, GAS & CONSUMABLE FUELS—2.5%
	BP Capital Markets America Inc.
169	2.937%—04/06/2023	178
	Chevron Corp.
179	1.995%—05/11/2027	188
	Dominion Energy Gas Holdings LLC
170	2.500%—11/15/2024	181
	Exxon Mobil Corp.
291	2.992%—03/19/2025	316
	Occidental Petroleum Corp.
1,313	0.000%—10/10/2036[5]	637
	Phillips 66 Partners LP
250	3.605%—02/15/2025	271
	Schlumberger Holdings Corp.
252	3.900%—05/17/2028[1]	283
	Shell International Finance BV
267	2.375%—04/06/2025	285
	Southern Co. Gas Capital Corp.
220	1.750%—01/15/2031	218
	Sunoco Logistics Partners Operations LP
375	3.900%—07/15/2026	411
		2,968
PHARMACEUTICALS—0.6%
	Abbvie Inc.
300	4.500%—05/14/2035	370
	Pfizer Inc.
297	2.550%—05/28/2040	305
		675
ROAD & RAIL—1.5%
	Canadian National Railway Co.
172	3.650%—02/03/2048	205
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	310
	Norfolk Southern Corp.
310	4.837%—10/01/2041	411
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	545
	Ryder System Inc. MTN[3]
360	3.650%—03/18/2024	393
		1,864
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	LAM Research Corp.
110	2.875%—06/15/2050	115
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	274
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
	NXP BV / NXP Funding LLC / NXP USA Inc
$255	2.700%—05/01/2025[1]	$273
		662
SOFTWARE—0.9%
	Juniper Networks Inc.
365	1.200%—12/10/2025	368
	Oracle Corp.
443	2.500%—04/01/2025	474
	Verisk Analytics Inc.
243	3.625%—05/15/2050	271
		1,113
TRADING COMPANIES & DISTRIBUTORS—0.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	291
	Air Lease Corp.
374	3.875%—07/03/2023	400
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	282
		973
WATER UTILITIES—0.2%
	Aquarion Co.
238	4.000%—08/15/2024[1]	264
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	T-Mobile USA Inc.
132	3.500%—04/15/2025[1]	145
TOTAL CORPORATE BONDS & NOTES
(Cost $39,274)		43,018

MORTGAGE PASS-THROUGH—22.6%
	Federal Home Loan Mortgage Corp.
594	2.000%—06/01/2050-08/01/2050	620
4,234	2.500%—08/01/2030-02/01/2051	4,475
3,576	3.000%—06/01/2034-09/01/2050	3,857
2,675	3.500%—01/01/2048-05/01/2050	2,885
936	4.000%—02/01/2046-05/01/2049	1,013
372	4.500%—03/01/2049	407
		13,257
	Federal National Mortgage Association
1,745	2.000%—08/01/2050-10/01/2050	1,811
1,417	2.500%—08/01/2035-10/01/2050	1,499
1,810	3.000%—11/01/2034-07/01/2050	1,945
1,918	3.500%—10/01/2037-01/01/2050	2,111
1,760	4.000%—04/01/2045-04/01/2050	1,920
1,150	4.500%—05/01/2046-11/01/2047	1,281
760	5.000%—08/01/2049	852
		11,419
	Government National Mortgage Association
652	4.000%—09/20/2041-09/15/2046	726
1,665	4.500%—01/15/2042-08/20/2047	1,856
		2,582
TOTAL MORTGAGE PASS-THROUGH
(Cost $26,428)		27,258

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
MUNICIPAL BONDS—2.7%
Principal Amount		Value
	City & County of Denver Co. Airport System
$375	1.722%—11/15/2027	$377
	Florida State Board of Administration Finance Corp.
595	1.258%—07/01/2025	612
	Metropolitan Transportation Authority
195	5.871%—11/15/2039	255
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	206
	New York State Urban Development Corp.
555	5.770%—03/15/2039	709
	Port Authority of New York and New Jersey
555	1.086%—07/01/2023	564
	State of California
300	7.500%—04/01/2034	493
TOTAL MUNICIPAL BONDS
(Cost $2,980)		3,216

U.S. GOVERNMENT OBLIGATIONS—14.7%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
145	2.510%—03/01/2032	149
	Series 2017-20H Cl. 1
152	2.750%—08/01/2037	163
	Series 2014-20K Cl. 1
296	2.800%—11/01/2034	313
	Series 2016-20L Cl. 1
1,025	2.810%—12/01/2036	1,093
	Series 2015-20H Cl. 1
355	2.820%—08/01/2035	380
	Series 2017-20J Cl. 1
236	2.850%—10/01/2037	250
	Series 2018-20B Cl. 1
301	3.220%—02/01/2038	326
	Series 2018-20G Cl. 1
418	3.540%—07/01/2038	460
	Series 2018-20F Cl. 1
625	3.600%—06/01/2038	691
		3,825
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Bonds
$1,384	0.625%—08/15/2030	$1,330
2,241	1.125%—08/15/2040	2,045
2,417	3.000%—02/15/2048-08/15/2048	3,051
		6,426
	U.S. Treasury Inflation Index Notes[6]
467	0.125%—01/15/2030	524
129	1.000%—02/15/2049	179
		703
	U.S. Treasury Notes
1,189	0.250%—10/31/2025	1,181
1,316	0.375%—01/31/2026	1,312
2,417	1.125%—05/15/2040	2,213
691	1.250%—05/15/2050	598
1,744	1.375%—08/15/2050	1,559
		6,863
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $17,335)		17,817

SHORT-TERM INVESTMENTS—0.6%
U.S. TREASURY BILLS—0.6%
	U.S. Treasury Bills
758	0.058%—06/17/2021	758
TOTAL SHORT-TERM INVESTMENTS
(Cost $758)		758
TOTAL INVESTMENTS—99.3%
(Cost $113,980)		119,894
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		890
TOTAL NET ASSETS—100.0%		$120,784

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2021. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2020 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2021 (000s)	Unrealized Gain/ Loss as of 01/31/2021 (000s)
Asset-Backed Securities	$349	$—	$—	$(6)	$—	$1	$—	$(344)	$—	$—
Collateralized Mortgage Obligations	327	—	—	(18)	—	(1)	—	(308)	—	—
	$676	$—	$—	$(24)	$—	$—	$—	$(652)	$—	$—

Harbor Core Bond Fund
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $22,980 or 19% of net assets.

2
Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

3	MTN after the name of a security stands for Medium Term Note.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date, except for perpetuity bonds.

5	Zero coupon bond
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
BANK LOAN OBLIGATIONS—4.7%
Principal Amount		Value
CAPITAL MARKETS—0.1%
	CCI Buyer Inc.
	Term Loan
$425	4.750% (LIBOR Floor + 4.000) 12/17/2027[1]	$429
CHEMICALS—0.1%
	Solenis International LP
	Initial First-Lien Term Loan
423	4.233% (3 Month USD Libor + 4.000) 06/26/2025[1]	423
COMMERCIAL SERVICES & SUPPLIES—0.1%
	Garda World Security Corp.
	First Lien Term Loan B
588	4.990% (3 Month USD Libor + 4.750) 10/30/2026[1]	591
CONTAINERS & PACKAGING—0.4%
	Flex Acquisition Co. Inc.
	Term Loan
437	4.000% (LIBOR Floor + 3.000) 12/29/2023[1]	438
	Mauser Packaging Solutions Holding Co.
	Term Loan B
1,303	3.381% (1 Month USD Libor + 3.250) 04/03/2024[1]	1,281
		1,719
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	Intrado Corp.
	Term Loan B
1,254	5.000% (LIBOR Floor + 4.000) 10/10/2024[1]	1,235
ENTERTAINMENT—0.3%
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,125	2.880% (1 Month USD Libor + 2.750) 05/18/2025[1]	1,055
FOOD PRODUCTS—0.3%
	IRB Holding Corp.
	Incremental Term Loan
1,048	4.250% (LIBOR Floor + 3.250) 12/15/2027[1]	1,055
HEALTH CARE PROVIDERS & SERVICES—0.7%
	ADMI Corp.
	Term Loan B
769	3.750% (LIBOR Floor + 3.250) 12/23/2027[1]	765
	AHP Health Partners Inc.
	Term Loan B
1,967	5.500% (LIBOR Floor + 4.500) 06/28/2025[1]	1,979
	Surgery Center Holdings Inc.
	Initial Term Loan
155	4.250% (LIBOR Floor + 3.250) 08/31/2024[1]	154
		2,910
HEALTH CARE TECHNOLOGY—1.0%
	Milano Acquisition Corp.
	Term Loan B
495	4.750% (LIBOR Floor + 4.000) 10/01/2027[1]	497
	Verscend Holding Corp.
	Term Loan B
1,686	4.621% (1 Month USD Libor + 4.500) 08/27/2025[1]	1,690
	VVC Holding Corp.
	Term Loan B
1,981	4.250% (LIBOR Floor + 4.500) 02/11/2026[1]	1,990
		4,177
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—0.5%
	Caesars Resort Collection LLC
	Term Loan
$798	4.621% (1 Month USD Libor + 4.500) 07/20/2025[1]	$799
	Playtika Holding Corp.
	Term Loan B
1,258	7.000% (LIBOR Floor + 6.000) 12/10/2024[1]	1,267
		2,066
MACHINERY—0.3%
	Navistar Inc.
	Term Loan B
1,417	3.630% (1 Month USD Libor + 3.500) 11/06/2024[1]	1,416
MEDIA—0.0%
	Univision Communications Inc.
	Term Loan
205	3.750% (LIBOR Floor + 2.750) 03/15/2024[1]	205
SOFTWARE—0.5%
	Banff Merger Sub Inc.
	Initial First-Lien Term Loan
581	4.371% (1 Month USD Libor + 4.250) 10/02/2025[1]	581
	Informatica LLC
	Second-Lien Term Loan
290	7.125%—02/25/2025	298
	TIBCO Software Inc.
	Term Loan B
549	3.880% (1 Month USD Libor + 3.750) 07/03/2026[1]	549
	Second-Lien Term Loan
350	7.380% (1 Month USD Libor + 7.250) 03/04/2028[1]	355
		904
	UKG Inc.
	Term Loan
195	4.000% (LIBOR Floor + 3.250) 05/03/2026[1]	197
		1,980
SPECIALTY RETAIL—0.1%
	PetSmart Inc.
	Term Loan B
425	4.500% (LIBOR Floor + 3.750) 01/27/2028[1]	421
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,414)		19,670

CONVERTIBLE BONDS—4.2%
AEROSPACE & DEFENSE—0.1%
	Parsons Corp.
470	0.250%—08/15/2025[2]	489
CONSUMER FINANCE—0.2%
	LendingTree Inc.
700	0.500%—07/15/2025[2]	722
DIVERSIFIED CONSUMER SERVICES—0.3%
	Chegg Inc.
350	0.000%—09/01/2026[2,3]	407
	K12 Inc.
1,055	1.125%—09/01/2027[2]	939
		1,346

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	Liberty Latin America Ltd.
$1,250	2.000%—07/15/2024	$1,183
	Vonage Holdings Corp.
450	1.750%—06/01/2024	481
		1,664
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Dexcom Inc.
680	0.250%—11/15/2025[2]	695
	Integra Lifesciences Holdings Corp.
440	0.500%—08/15/2025[2]	496
	Nuvasive Inc.
675	1.000%—06/01/2023[2]	696
		1,887
HOTELS, RESTAURANTS & LEISURE—0.3%
	Vail Resorts Inc.
1,040	0.000%—01/01/2026[2,3]	1,053
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Etsy Inc.
300	0.125%—09/01/2027[2]	399
	Wayfair Inc.
625	0.625%—10/01/2025[2]	640
		1,039
IT SERVICES—0.3%
	Euronet Worldwide Inc.
640	0.750%—03/15/2049	703
	Wix.com Ltd.
660	0.000%—08/15/2025[2,3]	677
		1,380
MACHINERY—0.1%
	Fortive Corp.
430	0.875%—02/15/2022	438
MEDIA—0.2%
	Dish Network Corp.
1,100	3.375%—08/15/2026	1,017
PHARMACEUTICALS—0.3%
	BioMarin Pharmaceutical Inc.
1,200	1.250%—05/15/2027[2]	1,260
SOFTWARE—0.8%
	Cyberark Software Ltd.
325	0.000%—11/15/2024[3]	398
	Envestnet Inc.
650	0.750%—08/15/2025[2]	663
	J2 Global Inc.
570	1.750%—11/01/2026[2]	614
	Proofpoint Inc.
675	0.250%—08/15/2024	740
	RingCentral Inc.
355	0.000%—03/15/2026[2,3]	410
	Splunk Inc.
420	1.125%—06/15/2027[2]	442
		3,267
SPECIALTY RETAIL—0.3%
	Liberty Interactive LLC
1,510	3.750%—02/15/2030	1,170
CONVERTIBLE BONDS—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
	Pure Storage Inc.
$430	0.125%—04/15/2023	$487
TOTAL CONVERTIBLE BONDS
(Cost $16,065)		17,219

CORPORATE BONDS & NOTES—88.5%
AEROSPACE & DEFENSE—2.9%
	Bombardier Inc.
329	5.750%—03/15/2022[2]	338
937	6.000%—10/15/2022[2]	932
1,085	7.875%—04/15/2027[2]	1,003
355	8.750%—12/01/2021[2]	372
		2,645
	Howmet Aerospace Inc.
245	5.900%—02/01/2027	286
386	5.950%—02/01/2037	473
248	6.875%—05/01/2025	289
		1,048
	Rolls-Royce plc
427	5.750%—10/15/2027[2]	457
	TransDigm Inc.
1,247	4.625%—01/15/2029[2]	1,240
2,583	6.250%—03/15/2026[2]	2,735
1,026	8.000%—12/15/2025[2]	1,123
		5,098
	TransDigm UK Holdings plc
1,445	6.875%—05/15/2026	1,527
	Triumph Group Inc.
249	7.750%—08/15/2025	235
978	8.875%—06/01/2024[2]	1,078
		1,313
		12,088
AIR FREIGHT & LOGISTICS—1.1%
	XPO Logistics Inc.
900	6.125%—09/01/2023[2]	916
1,945	6.250%—05/01/2025[2]	2,091
1,455	6.750%—08/15/2024[2]	1,541
		4,548
AIRLINES—0.3%
	Western Global Airlines LLC
1,308	10.375%—08/15/2025[2]	1,462
AUTO COMPONENTS—1.1%
	Adient US LLC
311	7.000%—05/15/2026[2]	339
606	9.000%—04/15/2025[2]	679
		1,018
	Dana Financing Luxembourg Sarl
615	5.750%—04/15/2025[2]	636
	Goodyear Tire & Rubber Co.
532	5.125%—11/15/2023	533
1,646	9.500%—05/31/2025	1,846
		2,379
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
162	6.250%—05/15/2026[2]	172

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	Penske Automotive Group Inc.
$498	3.500%—09/01/2025	$510
		4,715
AUTOMOBILES—3.1%
	Ford Motor Co.
234	4.750%—01/15/2043	236
425	5.291%—12/08/2046	448
675	9.000%—04/22/2025	824
1,273	9.625%—04/22/2030	1,806
		3,314
	Ford Motor Credit Co. LLC
200	3.664%—09/08/2024	206
589	3.810%—01/09/2024	610
1,388	4.000%—11/13/2030	1,424
2,156	4.063%—11/01/2024	2,247
1,162	4.125%—08/17/2027	1,224
418	5.125%—06/16/2025	455
		6,166
	Jaguar Land Rover Automotive plc
876	5.875%—01/15/2028[2]	894
1,116	7.750%—10/15/2025[2]	1,213
		2,107
	Tesla Inc.
797	5.300%—08/15/2025[2]	830
	Winnebago Industries Inc.
441	6.250%—07/15/2028[2]	476
		12,893
BANKS—0.3%
	CIT Group Inc.
1,380	3.929%—06/19/2024[1]	1,469
BEVERAGES—0.3%
	Cott Holdings Inc.
1,283	5.500%—04/01/2025[2]	1,324
BUILDING PRODUCTS—0.1%
	Forterra Finance LLC / FRTA Finance Corp.
530	6.500%—07/15/2025[2]	565
CAPITAL MARKETS—0.4%
	Graftech Finance Inc.
959	4.625%—12/15/2028[2]	972
	RP Escrow Issuer LLC
506	5.250%—12/15/2025[2]	526
		1,498
CHEMICALS—1.4%
	Blue Cube Spinco LLC
180	10.000%—10/15/2025	191
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
786	9.000%—07/01/2028[2]	877
	Ineos Quattro Finance 2 plc
549	3.375%—01/15/2026[2]	552
	NOVA Chemicals Corp.
117	4.875%—06/01/2024[2]	120
481	5.250%—08/01/2023[2]	484
		604
	Olin Corp.
375	9.500%—06/01/2025[2]	467
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	PolyOne Corp.
$456	5.750%—05/15/2025[2]	$485
	Trinseo LLC
705	5.375%—09/01/2025[2]	724
	Tronox Inc.
1,513	6.500%—05/01/2025-04/15/2026[2]	1,578
	WR Grace & Co.
541	4.875%—06/15/2027[2]	568
		6,046
COMMERCIAL SERVICES & SUPPLIES—3.1%
	Allied Universal Holdco LLC
1,525	6.625%—07/15/2026[2]	1,636
1,125	9.750%—07/15/2027[2]	1,226
		2,862
	Covanta Holding Corp.
351	5.000%—09/01/2030	369
438	5.875%—07/01/2025	456
		825
	CP Atlas Buyer Inc.
856	7.000%—12/01/2028[2]	891
	GFL Environmental Inc.
2,162	3.500%—09/01/2028[2]	2,130
657	8.500%—05/01/2027[2]	728
		2,858
	KAR Auction Services Inc.
1,257	5.125%—06/01/2025[2]	1,292
	LABL Escrow Issuer LLC
972	6.750%—07/15/2026[2]	1,042
302	10.500%—07/15/2027[2]	335
		1,377
	SRS Distribution Inc.
1,757	8.250%—07/01/2026[2]	1,867
	Stericycle Inc.
580	3.875%—01/15/2029[2]	597
465	5.375%—07/15/2024[2]	483
		1,080
		13,052
COMMUNICATIONS EQUIPMENT—0.2%
	CommScope Inc.
535	6.000%—03/01/2026[2]	567
	CommScope Technologies LLC
45	5.000%—03/15/2027[2]	45
263	6.000%—06/15/2025[2]	269
		314
		881
CONSTRUCTION & ENGINEERING—1.0%
	AECOM
540	5.125%—03/15/2027	605
831	5.875%—10/15/2024	927
		1,532
	KBR Inc.
730	4.750%—09/30/2028[2]	756
	Picasso Finance Sub Inc.
899	6.125%—06/15/2025[2]	961

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—Continued
	Weekley Homes LLC / Weekley Finance Corp.
$894	4.875%—09/15/2028[2]	$932
		4,181
CONSTRUCTION MATERIALS—0.1%
	Summit Materials LLC / Summit Materials Finance Corp.
188	5.250%—01/15/2029[2]	198
270	6.500%—03/15/2027[2]	287
		485
CONSUMER FINANCE—1.5%
	Ally Financial Inc.
555	5.750%—11/20/2025	647
1,570	8.000%—11/01/2031	2,281
		2,928
	Navient Corp.
345	4.875%—03/15/2028	342
206	5.875%—10/25/2024	219
636	6.500%—06/15/2022	666
83	6.625%—07/26/2021	85
592	7.250%—09/25/2023	653
		1,965
	Navient Corp. MTN[4]
227	5.500%—01/25/2023	239
950	5.625%—08/01/2033	909
105	7.250%—01/25/2022	109
		1,257
	Springleaf Finance Corp.
198	8.875%—06/01/2025	222
		6,372
CONTAINERS & PACKAGING—0.7%
	Ardagh Packaging Finance plc
770	5.250%—04/30/2025[2]	812
200	6.000%—02/15/2025[2]	206
		1,018
	Cascades Inc.
522	5.125%—01/15/2026[2]	555
	Flex Acquisition Co. Inc.
1,208	6.875%—01/15/2025[2]	1,231
283	7.875%—07/15/2026[2]	294
		1,525
		3,098
DIVERSIFIED CONSUMER SERVICES—0.3%
	Frontdoor Inc.
1,005	6.750%—08/15/2026[2]	1,075
DIVERSIFIED FINANCIAL SERVICES—0.5%
	Compass Group Diversified Holdings LLC
1,812	8.000%—05/01/2026[2]	1,911
DIVERSIFIED TELECOMMUNICATION SERVICES—2.6%
	Altice Financing SA
1,989	7.500%—05/15/2026[2]	2,089
	Cablevision Lightpath LLC
1,008	3.875%—09/15/2027[2]	1,014
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	CenturyLink Inc.
$1,185	6.750%—12/01/2023	$1,315
494	6.875%—01/15/2028	579
		1,894
	Cogent Communications Group Inc.
588	5.375%—03/01/2022[2]	604
	Connect Finco Sarl / Connect US Finco LLC
1,660	6.750%—10/01/2026[2]	1,776
	Consolidated Communications Inc.
634	6.500%—10/01/2028[2]	691
	Frontier Communications Corp.
211	5.875%—10/15/2027[2]	227
	Switch Ltd.
576	3.750%—09/15/2028[2]	589
	Telecom Italia Capital SA
1,094	6.000%—09/30/2034	1,312
180	6.375%—11/15/2033	223
194	7.721%—06/04/2038	273
		1,808
		10,692
ELECTRIC UTILITIES—1.0%
	NRG Energy Inc.
1,570	3.625%—02/15/2031[2]	1,636
955	5.250%—06/15/2029[2]	1,053
1,261	7.250%—05/15/2026	1,324
		4,013
ELECTRICAL EQUIPMENT—0.5%
	Clarios Global LP
261	6.750%—05/15/2025[2]	278
	Sensata Technologies Inc.
540	3.750%—02/15/2031[2]	555
176	4.375%—02/15/2030[2]	190
		745
	Sensata Technologies UK Financing Co. plc
864	6.250%—02/15/2026[2]	894
		1,917
ENERGY EQUIPMENT & SERVICES—0.8%
	Archrock Partners LP / Archrock Partners Finance Corp.
900	6.250%—04/01/2028[2]	921
	Indigo Natural Resources LLC
658	5.375%—02/01/2029[2]	651
639	6.875%—02/15/2026[2]	664
		1,315
	Transocean Poseidon Ltd.
655	6.875%—02/01/2027[2]	591
	USA Compression Partners LP / USA Compression Finance Corp.
380	6.875%—09/01/2027	403
		3,230
ENTERTAINMENT—1.7%
	Lions Gate Capital Holdings LLC
63	5.875%—11/01/2024[2]	64
1,827	6.375%—02/01/2024[2]	1,873
		1,937

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
	Live Nation Entertainment Inc.
$964	3.750%—01/15/2028[2]	$974
1,348	4.750%—10/15/2027[2]	1,354
336	5.625%—03/15/2026[2]	345
		2,673
	Netflix Inc.
120	4.875%—06/15/2030[2]	146
707	5.875%—11/15/2028	889
972	6.375%—05/15/2029	1,260
		2,295
		6,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
	Diversified Healthcare Trust
1,297	9.750%—06/15/2025	1,474
	Iron Mountain Inc.
2,042	5.625%—07/15/2032[2]	2,208
	Sabra Health Care LP
927	5.125%—08/15/2026	1,048
	Service Properties Trust
231	4.350%—10/01/2024	227
195	4.500%—06/15/2023-03/15/2025	194
58	4.650%—03/15/2024	58
617	4.950%—02/15/2027	597
176	5.000%—08/15/2022	178
386	5.500%—12/15/2027	413
589	7.500%—09/15/2025	663
		2,330
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
670	7.875%—02/15/2025[2]	720
		7,780
FOOD & STAPLES RETAILING—1.1%
	Albertsons Companies LLC
945	3.250%—03/15/2026[2]	953
510	4.625%—01/15/2027[2]	535
963	4.875%—02/15/2030[2]	1,030
80	5.750%—03/15/2025	83
745	5.875%—02/15/2028[2]	805
1,022	7.500%—03/15/2026[2]	1,129
		4,535
FOOD PRODUCTS—1.7%
	B&G Foods Inc.
62	5.250%—04/01/2025	64
	Kraft Heinz Foods Co.
315	3.750%—04/01/2030	339
461	4.250%—03/01/2031	519
812	4.375%—06/01/2046	866
849	5.000%—07/15/2035	1,007
1,750	5.200%—07/15/2045	2,038
655	5.500%—06/01/2050	808
260	6.750%—03/15/2032	344
		5,921
	Lamb Weston Holdings Inc.
410	4.875%—05/15/2028[2]	455
	US Foods Inc.
574	4.750%—02/15/2029[2]	576
		7,016
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
GAS UTILITIES—0.3%
	AmeriGas Partners LP
$946	5.750%—05/20/2027	$1,079
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Teleflex Inc.
361	4.250%—06/01/2028[2]	380
361	4.625%—11/15/2027	382
		762
HEALTH CARE PROVIDERS & SERVICES—6.7%
	Acadia Healthcare Co. Inc.
312	5.625%—02/15/2023	314
656	6.500%—03/01/2024	672
		986
	AHP Health Partners Inc.
1,342	9.750%—07/15/2026[2]	1,474
	Centene Corp.
4,325	3.000%—10/15/2030	4,529
73	4.750%—01/15/2025	75
2,775	5.375%—06/01/2026[2]	2,906
		7,510
	DaVita Inc.
592	4.625%—06/01/2030[2]	622
	Encompass Health Corp.
173	4.625%—04/01/2031	184
214	4.750%—02/01/2030	230
293	5.750%—09/15/2025	303
		717
	Global Medical Response Inc.
961	6.500%—10/01/2025[2]	994
	HCA Inc. MTN[4]
385	7.580%—09/15/2025	470
	HCA Inc.
320	3.500%—09/01/2030	332
265	5.375%—02/01/2025	298
540	5.625%—09/01/2028	633
1,150	5.875%—02/15/2026-02/01/2029	1,336
1,610	7.690%—06/15/2025	1,944
714	8.360%—04/15/2024	841
		5,384
	LifePoint Health Inc.
508	5.375%—01/15/2029[2]	513
959	6.750%—04/15/2025[2]	1,026
		1,539
	Molina Healthcare Inc.
1,313	3.875%—11/15/2030[2]	1,406
439	4.375%—06/15/2028[2]	458
1,352	5.375%—11/15/2022	1,434
		3,298
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
1,133	9.750%—12/01/2026[2]	1,238
	Surgery Center Holdings Inc.
713	10.000%—04/15/2027[2]	789
	Syneos Health Inc.
711	3.625%—01/15/2029[2]	712

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Tenet Healthcare Corp.
$974	6.250%—02/01/2027[2]	$1,028
1,030	7.500%—04/01/2025[2]	1,114
		2,142
		27,875
HEALTH CARE TECHNOLOGY—1.4%
	Change Healthcare Holdings LLC
3,013	5.750%—03/01/2025[2]	3,094
	Verscend Escrow Corp.
2,485	9.750%—08/15/2026[2]	2,685
		5,779
HOTELS, RESTAURANTS & LEISURE—5.5%
	Aramark Services Inc.
725	6.375%—05/01/2025[2]	772
	Boyd Gaming Corp.
216	6.375%—04/01/2026	224
306	8.625%—06/01/2025[2]	339
		563
	Host Hotels & Resorts LP
801	3.500%—09/15/2030	830
	Hyatt Hotels Corp.
946	5.375%—04/23/2025	1,067
405	5.750%—04/23/2030	490
		1,557
	International Game Technology plc
1,241	6.250%—02/15/2022[2]	1,267
	Marriott International Inc.
395	4.625%—06/15/2030	452
	Marriott Ownership Resorts Inc.
721	6.125%—09/15/2025[2]	762
	Marriott Ownership Resorts Inc. / ILG LLC
1,054	6.500%—09/15/2026	1,098
	MGM Resorts International
901	4.750%—10/15/2028	940
642	5.500%—04/15/2027	696
465	6.000%—03/15/2023	497
1,882	7.750%—03/15/2022	2,001
		4,134
	NCL Corp. Ltd.
344	3.625%—12/15/2024[2]	305
705	10.250%—02/01/2026[2]	820
		1,125
	New Red Finance Inc.
220	4.000%—10/15/2030[2]	219
121	4.250%—05/15/2024[2]	123
		342
	Scientific Games International Inc.
335	7.250%—11/15/2029[2]	361
306	8.250%—03/15/2026[2]	324
894	8.625%—07/01/2025[2]	968
		1,653
	Stars Group Holdings BV / Stars Group US Co. Borrower LLC
4,353	7.000%—07/15/2026[2]	4,573
	Tripadvisor Inc.
1,042	7.000%—07/15/2025[2]	1,126
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Viking Ocean Cruises Ship VII Ltd.
$570	5.625%—02/15/2029[2]	$568
	VOC Escrow Ltd.
779	5.000%—02/15/2028[2]	758
	Wyndham Destinations Inc.
275	3.900%—03/01/2023	280
351	5.650%—04/01/2024	377
580	6.625%—07/31/2026[2]	648
		1,305
		22,885
HOUSEHOLD DURABLES—1.3%
	Lennar Corp.
899	4.875%—12/15/2023	992
	M/I Homes Inc.
604	4.950%—02/01/2028	637
360	5.625%—08/01/2025	375
		1,012
	Newell Brands Inc.
505	4.875%—06/01/2025	557
	Pulte Group Inc.
545	6.375%—05/15/2033	743
	Shea Homes LP / Shea Homes Funding Corp.
1,585	4.750%—02/15/2028-04/01/2029[2]	1,633
	Taylor Morrison Communities Inc.
387	5.125%—08/01/2030[2]	425
		5,362
HOUSEHOLD PRODUCTS—0.1%
	Kronos Acquisition Holdings Inc. / Kik Custom Products Inc.
46	5.000%—12/31/2026[2]	47
569	7.000%—12/31/2027[2]	583
		630
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
	Talen Energy Supply LLC
269	7.250%—05/15/2027[2]	285
662	7.625%—06/01/2028[2]	714
		999
INSURANCE—1.0%
	Acrisure Finance Inc.
744	7.000%—11/15/2025[2]	767
	Acrisure LLC / Acrisure Finance Inc.
611	8.125%—02/15/2024[2]	640
	AssuredPartners Inc.
113	5.625%—01/15/2029[2]	115
	GTCR AP Finance Inc.
734	8.000%—05/15/2027[2]	793
	Hub International Ltd.
632	7.000%—05/01/2026[2]	656
	NFP Corp.
1,346	6.875%—08/15/2028[2]	1,416
		4,387
INTERACTIVE MEDIA & SERVICES—0.5%
	Match Group Inc.
545	4.625%—06/01/2028[2]	569

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—Continued
	Twitter Inc.
$1,295	3.875%—12/15/2027[2]	$1,364
		1,933
INTERNET & DIRECT MARKETING RETAIL—1.1%
	Expedia Group Inc.
202	4.625%—08/01/2027[2]	224
811	6.250%—05/01/2025[2]	938
108	7.000%—05/01/2025[2]	119
		1,281
	QVC Inc.
953	4.375%—03/15/2023	1,009
1,900	5.450%—08/15/2034	2,028
289	5.950%—03/15/2043	301
		3,338
		4,619
IT SERVICES—0.8%
	Presidio Holdings Inc.
670	8.250%—02/01/2028[2]	747
	Verisign Inc.
529	4.750%—07/15/2027	563
	WEX Inc.
2,083	4.750%—02/01/2023[2]	2,096
		3,406
LEISURE PRODUCTS—0.3%
	Michaels Stores Inc.
599	4.750%—10/01/2027[2]	615
	Yum! Brands Inc.
637	7.750%—04/01/2025[2]	700
		1,315
LIFE SCIENCES TOOLS & SERVICES—0.9%
	Arches Buyer Inc.
617	4.250%—06/01/2028[2]	617
	Avantor Funding Inc.
1,350	4.625%—07/15/2028[2]	1,420
	IQVIA Inc.
901	5.000%—05/15/2027[2]	951
	Jaguar Holding Co II / PPD Development LP
868	5.000%—06/15/2028[2]	921
		3,909
MACHINERY—1.3%
	Ats Automation Tooling Systems Inc.
638	4.125%—12/15/2028[2]	647
	Colfax Corp.
994	6.000%—02/15/2024[2]	1,029
	EnPro Industries Inc.
585	5.750%—10/15/2026	624
	Meritor Inc.
334	6.250%—06/01/2025[2]	356
	Navistar International Corp.
604	6.625%—11/01/2025[2]	630
908	9.500%—05/01/2025[2]	1,013
		1,643
	Vertical U.S. Newco Inc.
931	5.250%—07/15/2027[2]	974
		5,273
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—8.8%
	Altice France Holding SA
$927	6.000%—02/15/2028[2]	$936
	Altice France SA
1,524	7.375%—05/01/2026[2]	1,596
3,385	8.125%—02/01/2027[2]	3,736
		5,332
	AMC Networks Inc.
1,363	4.250%—02/15/2029	1,359
374	5.000%—04/01/2024	380
		1,739
	Block Communications Inc.
59	4.875%—03/01/2028[2]	61
	Cable One Inc.
1,010	4.000%—11/15/2030[2]	1,038
	CCO Holdings LLC / CCO Holdings Capital Corp.
860	4.250%—02/01/2031[2]	882
818	4.500%—05/01/2032[2]	852
850	5.375%—06/01/2029[2]	923
536	5.500%—05/01/2026[2]	556
442	5.750%—02/15/2026[2]	457
		3,670
	CSC Holdings LLC
1,327	6.500%—02/01/2029[2]	1,479
	Diamond Sports Group LLC / Diamond Sports Finance Co.
1,211	5.375%—08/15/2026[2]	980
	DISH DBS Corp.
2,703	7.750%—07/01/2026	2,936
	EW Scripps Co.
598	5.125%—05/15/2025[2]	611
	Hughes Satellite Systems Corp.
965	5.250%—08/01/2026	1,073
1,002	6.625%—08/01/2026	1,136
2,694	7.625%—06/15/2021	2,755
		4,964
	Meredith Corp.
562	6.500%—07/01/2025[2]	597
768	6.875%—02/01/2026	778
		1,375
	Outfront Media Capital LLC / Outfront Media Capital Corp.
421	4.250%—01/15/2029[2]	419
172	6.250%—06/15/2025[2]	182
		601
	Quebecor Media Inc.
539	5.750%—01/15/2023	579
	Radiate Holdco LLC / Radiate Finance Inc.
887	4.500%—09/15/2026[2]	905
971	6.500%—09/15/2028[2]	1,024
		1,929
	SSL Robotics LLC
1,438	9.750%—12/31/2023[2]	1,621
	Tegna Inc.
549	4.750%—03/15/2026[2]	583
	Telesat Canada / Telesat LLC
473	4.875%—06/01/2027[2]	493
1,143	6.500%—10/15/2027[2]	1,212
		1,705

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Univision Communications Inc.
$85	6.625%—06/01/2027[2]	$90
	Viasat Inc.
2,038	5.625%—09/15/2025[2]	2,087
776	6.500%—07/15/2028[2]	839
		2,926
	Virgin Media Finance plc
423	5.000%—07/15/2030[2]	436
	Virgin Media Secured Finance plc
270	5.500%—08/15/2026[2]	282
	Virgin Media Vendor Financing Notes IV DAC
180	5.000%—07/15/2028[2]	188
	Wmg Acquisition Corp.
299	3.000%—02/15/2031[2]	292
237	3.875%—07/15/2030[2]	242
		534
		36,595
METALS & MINING—1.9%
	Colt Merger Sub Inc.
1,739	6.250%—07/01/2025[2]	1,835
617	8.125%—07/01/2027[2]	678
		2,513
	FMG Resources August 2006 Pty Ltd.
901	4.750%—05/15/2022[2]	928
744	5.125%—03/15/2023[2]	783
		1,711
	Freeport-McMoRan Inc.
473	4.375%—08/01/2028	502
285	4.625%—08/01/2030	317
279	5.400%—11/14/2034	347
763	5.450%—03/15/2043	955
		2,121
	Grinding Media Inc.
1,446	7.375%—12/15/2023[2]	1,479
		7,824
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.2%
	Lithia Motors Inc.
686	4.375%—01/15/2031[2]	727
MULTILINE RETAIL—0.1%
	Spectrum Brands Inc.
405	5.750%—07/15/2025	418
OIL, GAS & CONSUMABLE FUELS—11.9%
	Aethon United Br LP / Aethon United Finance Corp.
1,108	8.250%—02/15/2026[2]	1,136
	Antero Midstream Part/Fi Co.
751	7.875%—05/15/2026[2]	805
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
954	5.750%—03/01/2027-01/15/2028[2]	954
	Apache Corp.
285	4.250%—01/15/2044	263
825	4.750%—04/15/2043	785
230	5.100%—09/01/2040	233
135	5.250%—02/01/2042	136
		1,417
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Buckeye Partners LP
$622	3.950%—12/01/2026	$628
693	4.500%—03/01/2028[2]	717
340	5.600%—10/15/2044	330
279	5.850%—11/15/2043	279
		1,954
	Calpine Corp.
920	3.750%—03/01/2031[2]	896
	Cheniere Energy Partners LP
994	5.250%—10/01/2025	1,021
216	5.625%—10/01/2026	225
		1,246
	CNX Midstream Partners LP
540	6.500%—03/15/2026[2]	555
	CNX Resources Corp.
310	6.000%—01/15/2029[2]	321
915	7.250%—03/14/2027[2]	985
		1,306
	Colgate Energy Partners III LLC
827	7.750%—02/15/2026[2]	792
	Continental Resources Inc.
395	4.900%—06/01/2044	382
761	5.750%—01/15/2031[2]	825
		1,207
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
499	6.000%—02/01/2029[2]	482
	Crownrock LP
343	5.625%—10/15/2025[2]	342
	Double Eagle Energy Holdings III LLC
651	7.750%—12/15/2025[2]	675
	Endeavor Energy Resources LP / EER Finance Inc.
417	5.500%—01/30/2026[2]	433
	EQM Midstream Partners LP
480	4.500%—01/15/2029[2]	464
474	4.750%—01/15/2031[2]	458
279	6.000%—07/01/2025[2]	292
274	6.500%—07/01/2027[2]	294
769	6.500%—07/15/2048	736
		2,244
	Equities Corp.
945	3.900%—10/01/2027	983
1,058	5.000%—01/15/2029	1,153
		2,136
	Genesis Energy LP / Genesis Energy Finance Corp.
1,348	7.750%—02/01/2028	1,252
760	8.000%—01/15/2027	724
		1,976
	Hilcorp Energy I LP / Hilcorp Finance Co.
811	6.000%—02/01/2031[2]	825
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
555	6.000%—08/01/2026[2]	578
	Methanex Corp.
1,304	5.125%—10/15/2027	1,364
235	5.250%—12/15/2029	247
		1,611

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Moss Creek Resources Holdings Inc.
$1,427	7.500%—01/15/2026[2]	$1,211
741	10.500%—05/15/2027[2]	650
		1,861
	Murphy Oil Corp.
730	5.750%—08/15/2025	704
261	6.375%—12/01/2042	229
		933
	Murphy Oil USA Inc.
918	3.750%—02/15/2031[2]	920
	Ngl Energy Operating LLC / Ngl Energy Finance Corp.
1,391	7.500%—02/01/2026[2]	1,414
	NGL Energy Partners LP
450	7.500%—11/01/2023	412
	NGPL Pipeco LLC
500	4.375%—08/15/2022[2]	523
	NuStar Logistics LP
671	5.750%—10/01/2025	712
225	6.750%—02/01/2021	225
		937
	Occidental Petroleum Corp.
485	3.500%—08/15/2029	451
383	4.200%—03/15/2048	322
1,026	4.300%—08/15/2039	900
865	4.400%—04/15/2046	763
207	5.875%—09/01/2025	217
340	6.125%—01/01/2031	370
764	6.200%—03/15/2040	796
248	6.450%—09/15/2036	273
986	6.625%—09/01/2030	1,111
130	8.500%—07/15/2027	153
2,140	8.875%—07/15/2030	2,691
		8,047
	Parkland Fuel Corp.
387	5.875%—07/15/2027[2]	415
945	6.000%—04/01/2026[2]	994
		1,409
	QEP Resources Inc.
981	5.250%—05/01/2023	1,034
1,021	5.625%—03/01/2026	1,140
		2,174
	Rattler Midstream LP
432	5.625%—07/15/2025[2]	453
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	30
	SM Energy Co.
1,329	5.000%—01/15/2024	1,236
262	6.125%—11/15/2022	255
957	6.750%—09/15/2026	866
100	10.000%—01/15/2025[2]	111
		2,468
	Southwestern Energy Co.
513	8.375%—09/15/2028	550
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
118	5.500%—09/15/2024[2]	120
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$714	6.000%—12/31/2030[2]	$717
701	7.500%—10/01/2025[2]	748
		1,585
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
688	4.000%—01/15/2032[2]	683
276	5.500%—03/01/2030	293
126	6.500%—07/15/2027	136
		1,112
	WPX Energy Inc.
67	5.250%—09/15/2024	75
990	5.875%—06/15/2028	1,073
		1,148
		49,546
PAPER & FOREST PRODUCTS—0.2%
	Mercer International Inc.
805	5.125%—02/01/2029[2]	820
PHARMACEUTICALS—2.3%
	Bausch Health Americas Company
193	9.250%—04/01/2026[2]	214
	Bausch Health Cos Inc.
376	5.500%—11/01/2025[2]	388
	Bausch Health Cos. Inc.
606	5.250%—02/15/2031[2]	624
821	5.750%—08/15/2027[2]	885
374	6.125%—04/15/2025[2]	384
814	6.250%—02/15/2029[2]	874
1,961	7.000%—03/15/2024[2]	2,007
2,440	9.000%—12/15/2025[2]	2,683
		7,457
	Catalent Pharma Solutions Inc.
727	5.000%—07/15/2027[2]	767
	Elanco Animal Health Inc.
543	5.900%—08/28/2028	650
		9,476
PROFESSIONAL SERVICES—1.5%
	Nielsen Co. Luxembourg Sarl
388	5.500%—10/01/2021[2]	390
	Nielsen Finance LLC / Nielsen Finance Co.
995	5.000%—04/15/2022[2]	996
115	5.625%—10/01/2028[2]	123
414	5.875%—10/01/2030[2]	461
		1,580
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
49	5.750%—06/01/2025[2]	52
4,123	6.750%—06/01/2025[2]	4,246
		4,298
		6,268
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
	Global net Lease Inc. / Global net Lease Operating Partnership LP
1,559	3.750%—12/15/2027[2]	1,589
	Kennedy-Wilson Inc.
317	4.750%—03/01/2029	318

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
$636	5.000%—03/01/2031	$638
1,306	5.875%—04/01/2024	1,327
		2,283
	Mpt Operating Partnership LP / Mpt Finance Corp.
1,577	3.500%—03/15/2031	1,595
	Newmark Group Inc.
451	6.125%—11/15/2023	491
	Realogy Group LLC / Realogy Co.
776	5.750%—01/15/2029[2]	793
376	7.625%—06/15/2025[2]	409
		1,202
		7,160
ROAD & RAIL—0.4%
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.
454	5.750%—07/15/2027[2]	459
	Uber Technologies Inc.
960	7.500%—05/15/2025[2]	1,030
		1,489
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Entegris Inc.
685	4.375%—04/15/2028[2]	725
	Microchip Technology Inc.
720	4.250%—09/01/2025[2]	754
		1,479
SOFTWARE—1.6%
	Banff Merger Sub Inc.
1,554	9.750%—09/01/2026[2]	1,647
	Boxer Parent Co. Inc.
461	7.125%—10/02/2025[2]	499
	CDK Global Inc.
192	5.000%—10/15/2024	213
243	5.875%—06/15/2026	254
		467
	Open Text Holdings Inc.
240	4.125%—02/15/2030[2]	252
	Rocket Software Inc.
1,226	6.500%—02/15/2029[2]	1,229
	Solera LLC
2,325	10.500%—03/01/2024[2]	2,390
		6,484
SPECIALTY RETAIL—0.3%
	L Brands Inc.
931	6.875%—11/01/2035	1,081
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
	Dell International LLC / EMC Corp.
440	6.100%—07/15/2027[2]	545
525	6.200%—07/15/2030[2]	672
3,467	7.125%—06/15/2024[2]	3,604
620	8.350%—07/15/2046[2]	924
		5,745
	Diebold Nixdorf Inc.
1,138	9.375%—07/15/2025[2]	1,261
	NCR Corp.
348	5.250%—10/01/2030[2]	364
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
$436	6.125%—09/01/2029[2]	$471
1,095	8.125%—04/15/2025[2]	1,200
		2,035
	Seagate HDD Cayman Co.
1,012	5.750%—12/01/2034	1,200
		10,241
TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Hanesbrands Inc.
366	4.875%—05/15/2026[2]	397
	PVH Corp.
392	4.625%—07/10/2025	441
	William Carter Co.
807	5.500%—05/15/2025[2]	859
		1,697
THRIFTS & MORTGAGE FINANCE—0.5%
	Nationstar Mortgage Holdings Inc.
353	5.125%—12/15/2030[2]	367
243	6.000%—01/15/2027[2]	257
		624
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc.
1,001	3.875%—03/01/2031[2]	1,017
	United Shore Financial Services LLC
583	5.500%—11/15/2025[2]	615
		2,256
TRADING COMPANIES & DISTRIBUTORS—0.4%
	Ashtead Capital Inc.
900	5.250%—08/01/2026[2]	952
	United Rentals North America Inc.
467	5.875%—09/15/2026	493
	WESCO Distribution Inc. Co.
395	7.250%—06/15/2028[2]	444
		1,889
WIRELESS TELECOMMUNICATION SERVICES—2.2%
	LCPR Senior Secured Financing DAC
412	6.750%—10/15/2027[2]	443
	Sprint Capital Corp.
1,140	6.875%—11/15/2028	1,466
2,500	8.750%—03/15/2032	3,821
		5,287
	Sprint Corp.
297	7.125%—06/15/2024	347
399	7.875%—09/15/2023	461
		808
	T-Mobile USA Inc.
541	4.000%—04/15/2022	557
153	5.125%—04/15/2025	156

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
$941	6.000%—03/01/2023	$943
984	6.500%—01/15/2026	1,016
		2,672
		9,210
TOTAL CORPORATE BONDS & NOTES
(Cost $353,189)		368,624
TOTAL INVESTMENTS—97.4%
(Cost $388,668)		405,513
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		10,948
TOTAL NET ASSETS—100.0%		$416,461

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments. [empty]

*	Security in default
1
Variable or floating rate security; the stated rate represents the rate in effect at January 31, 2021. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $244,472 or 59% of net assets.

3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—January 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2021, the Trust consists of 36 separate portfolios. The portfolios covered by this report are: Harbor Bond Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, and Harbor High-Yield Bond Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0120